AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 30, 2008

1933 ACT FILE NO. 033-47508
1940 ACT FILE NO. 811-06653

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	22	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	24	[X]

(Check appropriate box or boxes.)

THE JENSEN PORTFOLIO, INC.
(Exact name of Registrant as Specified in Charter)

5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035
(Address of Principal Executive Office) (Zip Code)

(503) 274-2044
(800) 221-4384
Registrant’s Telephone Number, including Area Code

Robert D. McIver
5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035
(Name and Address of Agent for Service)

Copy to:

Brendan N. O’Scannlain
Stoel Rives LLP
Standard Insurance Center
900 SW Fifth Avenue, Suite 2600
Portland, OR  97204-1268

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	on September 28, 2008 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

the Jensen Portfolio

J Shares

Prospectus, September 28, 2008

As with all mutual funds, the Securities and

Exchange Commission has not approved or

disapproved these securities or determined if

this prospectus is adequate or complete.

It is a criminal offense to suggest otherwise.

[Jensen Investment Management LOGO]

Jensen Investment Management®

Investment Adviser to the Jensen Portfolio

the Jensen Portfolio

PROSPECTUS
September 28, 2008
Class J Shares
the Jensen Portfolio

5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035-8234
800-992-4144
www.jenseninvestment.com

The Jensen Portfolio (the “Fund”) is an equity mutual fund with the principal investment objective of long-term capital appreciation. To achieve this objective, the Fund invests primarily in common stocks of approximately 20 to 30 companies that satisfy the investment criteria described in this prospectus. This Prospectus is for the Fund’s Class J shares, which is the class comprising the original Fund. Class J shares are available to retail investors and assessed a combined distribution and shareholder servicing fee of 0.25% per year of the Fund’s average daily net assets for Class J Shares.

SUMMARY OF THE FUND	1
INVESTMENT OBJECTIVE	1
PRINCIPAL INVESTMENT STRATEGIES	1
PRINCIPAL RISKS OF INVESTING IN THE FUND	1
HISTORICAL PERFORMANCE	3
FUND EXPENSES	4
FINANCIAL HIGHLIGHTS	5
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRIMARY RISKS	6
INVESTMENT OBJECTIVE	6
PRINCIPAL INVESTMENT STRATEGIES	6
PRIMARY RISKS	8
MANAGEMENT OF THE FUND	10
INVESTMENT ADVISER	10
DISTRIBUTION OF SHARES	11
SHAREHOLDER SERVICE INFORMATION	12
PRICING OF FUND SHARES	12
FAIR VALUE PRICING	12
HOW TO BUY FUND SHARES	12
HOW TO REDEEM FUND SHARES	15
DIVIDENDS, DISTRIBUTIONS AND TAXES	19
CONFIRMATION AND STATEMENTS	19
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	20
SHAREHOLDER INQUIRIES	20
NOTICE OF PRIVACY POLICY (Not a part of the Prospectus)	PN-1
FOR MORE INFORMATION	Back Cover

You may download free copies of the current prospectus, annual and semi-annual report from www.jenseninvestment.com.  You can also obtain free copies of the current annual or semi-annual report and Statement of Additional Information by contacting the Fund:

By Telephone Toll-free in the U.S. 800-992-4144	By Mail The Jensen Portfolio c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	-or-	The Jensen Portfolio Third Floor 615 East Michigan Street Milwaukee, WI 53202-5207

the Jensen Portfolio

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

The objective of the Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its objective, the Fund invests in equity securities of approximately 20 to 30 companies that satisfy the investment criteria described below.  Generally, each company in which the Fund invests must:

▪	Have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years;
▪	Be in excellent financial condition; and
▪	Be capable of sustaining outstanding business performance, in the opinion of the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Investment Adviser” or “Adviser”)

The Fund may invest in securities when they are priced below their intrinsic values as determined by the Fund’s Investment Adviser.  The Fund may sell all or part of its position in a company when the Investment Adviser has determined that another qualifying security has a higher opportunity to achieve the Fund’s objective.  In addition, the Fund generally sells its entire position in a company when the company no longer meets each of the Fund’s investment criteria specified above.  In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Fund’s Investment Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Investment Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 20 to 30 primarily domestic companies.  The Fund must always own the securities of a minimum of 15 different companies in its portfolio.  The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus under “Investment Objective, Principal Investment Strategies and Primary Risks.”

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in common stocks entails risks, and you could lose money by investing in the Fund.  Some of the risks of investing in this Fund are:

▪	Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

▪	Management Risk
The Fund’s Investment Adviser may be incorrect in its judgment of the value of particular stocks.  The investments chosen by the Fund’s Adviser may not perform as anticipated.  Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

▪	Nondiversification
The Fund is a nondiversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund.  The Fund’s Investment Adviser expects to invest in the securities of approximately 20 to 30 companies at any one time.  Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.

▪	Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years.  Because of the relatively limited number of companies that have achieved this strong level of consistent, long term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

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Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

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HISTORICAL PERFORMANCE

The bar chart and table shown below illustrate the variability of the Fund’s returns.  The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis).  The table shows how the Fund’s average annual returns for the periods shown compare with those of the Standard & Poor’s 500 Composite Stock Price Index™ (“S&P 500® Index”), an unmanaged index of mostly larger-sized U.S. companies.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

the Jensen Portfolio  - Class J Shares

Year-by-Year Total Return as of December 31*

*The Fund’s year-to-date total return as of June 30, 2007 was 3.86%.

Best Quarter:                                Q4 1998 at 17.16%                                                      Worst Quarter:                                Q2 2002 at -12.43%

Average Annual Total Returns
Year Ended December 31, 2006

	One Year	5 Years	10 Years
the Jensen Portfolio – Class J Shares
Return Before Taxes	14.01%	4.25%	9.50%
Return After Taxes on Distributions(1)	13.87%	4.13%	8.99%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.28%	3.63%	8.22%
S&P 500® Index(2)	15.80%	6.19%	8.42%

(1)
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2)
The S&P 500® Index is a widely recognized, unmanaged index of common stock of mostly larger-sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

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FUND EXPENSES
The tables below describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Class J
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fees	None(1)
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Class J
Management Fees	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses (2)	0.10%
Total Annual Fund Operating Expenses	0.85%
_________________
(1)	The transfer agent charges a $12 fee for each redemption paid by wire transfer.
(2)	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above which are based on the previous year’s expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$87	$271	$471	$1,049

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the Jensen Portfolio

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund, assuming the reinvestment of all dividends and distributions.  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available without charge upon request.

Class J
	YEAR ENDED MAY 31,’07	YEAR ENDED MAY 31,’06	YEAR ENDED MAY 31,’05		YEAR ENDED MAY 31,’04	YEAR ENDED MAY 31,’03
Per Share Data:
Net asset value, beginning of year	$24.37	$23.79	$23.82		$20.80	$22.51
Income from investment operations:
Net investment income	0.22	0.22	0.18		0.16	0.11
Net realized and unrealized gains (losses) on investments	4.16	0.56	(0.03)	(1)	3.01	(1.73)
Total from investment operations	4.38	0.78	0.15		3.17	(1.62)
Less distributions:
Dividends from net investment income	(0.22)	(0.20)	(0.18)		(0.15)	(0.09)
Total distributions	(0.22)	(0.20)	(0.18)		(0.15)	(0.09)

Net asset value, end of year	$28.53	$24.37	$23.79		$23.82	$20.80

Total return	18.05%	3.30%	0.61%		15.28%	-7.17%

Supplemental data and ratios:
Net assets, end of year (000’s).	$1,963,520	$1,764,212	$2,680,169		$2,046,288	$1,453,069
Ratio of expenses to average net assets	0.85%	0.85%	0.85%		0.88%	0.90%
Ratio of net investment income to average net assets	0.83%	0.85%	0.77%		0.71%	0.62%
Portfolio turnover rate	13.77%	10.20%	8.81%		5.32%	7.22%

(1)	The amount shown may not correlate with the aggregate gains (losses) of portfolio securities due to timing of subscriptions and redemption of fund shares.

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the Jensen Portfolio

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND PRIMARY RISKS

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are, in the opinion of the Fund’s Investment Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.

To achieve the Fund’s investment objective of long-term capital appreciation, the Fund invests primarily in the common stocks of approximately 20 to 30 companies selected according to the specific, long-term investment criteria established by the Fund’s Investment Adviser and described more fully below.  The Fund’s Investment Adviser believes these criteria provide objective evidence that a company’s management is capable and dedicated to providing above-average returns to the company’s shareholders.  The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Directors without shareholder approval upon written notice.

As determined by the Fund’s Investment Adviser in each case , a company must have satisfied all of the following criteria to be selected for investment by the Fund:

▪	Attained a return on equity of at least 15 percent per year for each of the prior 10 years;
▪	Be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from excess cash flow;
▪
Established entry barriers as evidenced by:  (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s Investment Adviser;

▪
Demonstrated a commitment to increasing shareholders’ value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends;

▪	Have the capability of continuing to meet all of the above criteria; and
▪
Be selling at a significant discount to its intrinsic value.  Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present.  By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

The Fund’s Investment Adviser believes that its focus on companies that historically have been able to achieve strong, consistent business performance and earnings growth over the long term, as determined by the Adviser using the above-referenced criteria, is consistent with the Fund’s investment objective of long-term capital appreciation.

The Fund’s Portfolio Securities
The Fund may invest in any of the securities set forth below, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria at the time the Fund purchases the security.

▪
Voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange, including the New York Stock Exchange and the NASDAQ®  Stock Market.

▪
Convertible debt securities and convertible preferred stock listed on a major United States stock exchange, including the New York Stock Exchange and the NASDAQ® Stock Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above.

▪
American Depository Receipts (“ADRs”) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange, including the New York Stock Exchange and  the NASDAQ® Stock Market.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.

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the Jensen Portfolio

▪
The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund’s investment criteria described above.  There are no restrictions on the amount of securities of foreign issuers that it may own.  The Fund, however, does not expect securities of foreign issuers to be a significant amount of the Fund’s total assets.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation.  The Fund’s investment policy governs the portfolio turnover rate.  The Fund’s investment policy permits the Fund to sell all or part of its securities of a company when the Fund’s Adviser determines that the security should be replaced with another qualifying security that has a greater opportunity for appreciation.  In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Fund’s Adviser believes will not have a material adverse impact on the company’s operating performance, in which case the Fund may continue to hold and invest in the company.  Once the Fund makes a determination, however, that it must sell its securities of a company no longer meeting the investment criteria, it will sell its position within a reasonable period of time.  The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company.  See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information on the Fund’s investment policies and restrictions.

The Fund’s Other Investments
The Fund may also invest up to 25 percent of its assets in cash or cash equivalents.  Some of these short-term instruments include:

▪	Cash held by the Fund’s custodian, U.S. Bank, N.A.;
▪	FDIC-insured bank deposits;
▪	United States Treasury bills;
▪	Commercial paper rated A-1 by Standard and Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”);
▪	Demand notes of companies whose commercial paper receives the same ratings listed above by Moody’s or S&P;
▪	Institutional grade paper maturing at 13 months or less; and
▪	U.S. government agency discount notes.

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly.  The objectives of this program are to ensure that:

▪	The Fund’s investment strategy is applied consistently over time;
▪	The objective investment criteria are applied on a uniform basis; and
▪	Management focuses at all times on the best interests of the shareholders of the Fund.

The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective.  The Fund has:

▪	Established an investment team to execute the investment discipline;
▪	Objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;
▪
Defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the Investment Adviser determines the issuer’s performance makes a change advisable; and

▪	Established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options.

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the Jensen Portfolio

These measures are in addition to those required by the Investment Company Act of 1940 (“1940 Act”).  See the Fund’s SAI for more information on compliance with the 1940 Act.

PRIMARY RISKS

Stock Market Risk
Because the Fund invests in common stock, the Fund is subject to the risk that the market value of its securities may decrease over a short or extended period of time.  The prices of equity securities may change, sometimes rapidly and unpredictably, in response to many different factors such as general economic conditions, interest rates, the historical and prospective financial performance of a company, the value of it assets, and investor sentiment and perception of a company.  In addition, particular sectors of the stock market may underperform or outperform the market as a whole, and the value of an individual security held by the Fund may be more volatile than the market as a whole.

Management Risk
The Fund’s Investment Adviser makes all decisions regarding the Fund’s investments.  Accordingly, the Fund’s investment success depends on the skill of the Investment Adviser in evaluating, selecting and monitoring the Fund’s assets and investments.  The Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values as calculated by the Investment Adviser.  Since the intrinsic value is calculated from estimated future cash flows, the Investment Adviser’s estimate may be in error or change as the forces of economics, competition, inflation, and other factors affect each particular company, and as a result the market price of a company's securities may never reach the Adviser's estimate of its intrinsic value.  In addition, because intrinsic value is a function of business performance and does not change as much or as frequently as market value, the relationship between the two is not constant, and this disconnect may result in the market price of a company’s securities remaining significantly below the Investment Adviser's estimate of its intrinsic value for extended periods of time.  Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the Investment Adviser believes can be continued by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage.

Nondiversification
The Fund is a nondiversified mutual fund.  This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments.  The Fund’s “nondiversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.”  The appreciation or depreciation of a single portfolio security, or the performance of particular sectors of the stock market, may have a greater impact on the NAV of the Fund. Accordingly, the NAV of the Fund may fluctuate more than a comparable “diversified” fund.

Company and Sector Risk
The Fund’s principal investment strategies require that a company selected for investment must, among other criteria and in the determination of the Fund’s Investment Adviser, have attained a return on equity of at least 15 percent per year for each of the prior 10 years.  Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing a shorter-term period of robust earnings growth, such as oil and gas and other energy companies most recently, because they have not attained the high level of consistent, long term business performance that is required for investment consideration by the Fund.  As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on United States stock exchanges, including the New York Stock Exchange and the NASDAQ® Stock Market, the Fund may invest in certain foreign securities and ADRs.  The Fund also invests in domestic companies that engage in significant foreign business.  See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this prospectus.  These investments involve certain risks, such as:

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the Jensen Portfolio

▪	Political or economic instability in the country where the company is headquartered or doing business;
▪	Fluctuations in the relative rates of exchange between the currencies of different nations;
▪	The difficulty of predicting international trade patterns; and
▪	The possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price.  With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries.  See “Investment Strategies and Risks—ADRs” in the Fund’s SAI for additional information relating to ADRs.

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MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 5300 Meadows Road, Suite 250, Lake Oswego, OR 97035-8234 .  The investments and business operations of the Fund are managed by the Investment Adviser subject to oversight by the Fund’s Board of Directors.  The Investment Adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions.  Jensen Investment Management, Inc. has acted as the Fund’s investment adviser since the Fund was started in 1992.

At a special meeting of shareholders on December 13, 2006 (the “Special Meeting”), a majority of the Fund’s shareholders approved a new investment advisory agreement between the Fund and the Investment Adviser.  The new investment advisory agreement became effective February 28, 2007.  A discussion regarding the Board of Director’s basis for approving the Fund’s investment advisory agreement that in turn was approved by shareholders at the Special Meeting is included in the Fund’s Annual Report to shareholders for the fiscal year ended May 31, 2007.

The Fund is managed by a team composed of the Investment Adviser’s investment committee, which is responsible for all the Fund’s investment decisions.  All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments.  The investment committee is composed of Robert F. Zagunis, Robert G. Millen, Eric H. Schoenstein, Robert D. McIver and Kurt M. Havnaer.

Robert F. Zagunis has been employed as Vice President and has been a Principal of the Investment Adviser since January 1993.  Mr. Zagunis has over 25 years of experience in the financial industry.  He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade.  Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department.  Mr. Zagunis is Vice President of the Fund.  Mr. Zagunis has been a member of the investment team since 1993.

Robert G. Millen has been employed as Vice President and has been a Principal of the Investment Adviser since July 2000.  Mr. Millen has over 30 years of experience in banking and financial services, having served as Vice President of Principal Financial Group, from 1997 to June 2000.  Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a managed health care and financial services company.  Mr. Millen’s other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A.; both in Des Moines, Iowa.  Mr. Millen is Vice President and Secretary of the Fund.  Mr. Millen has been a member of the investment team since 2000.

Eric H. Schoenstein was appointed Director of Business Analysis of the Investment Adviser in September 2002.  Mr. Schoenstein, a Vice President of the Investment Adviser, has been a Principal of the Investment Adviser since 2003 and has over 18 years of accounting and business analysis experience.  He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.  Mr. Schoenstein has been a member of the investment team since January of 2004.

Robert D. McIver was appointed President of the Fund and President of the Investment Adviser in February 2007, and joined the Investment Adviser in September 2004 as Director of Operations and Portfolio Manager.  Mr. McIver, a Principal of the Investment Adviser since 2005, has over 15 years experience in the banking and investment management business, including 10 years with Schroder Investment Management in London and 2 additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America.  More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 – 2004.  Mr. McIver is a Fellow of the United Kingdom’s Securities Institute.  Mr. McIver has been a member of the investment team since March of 2005.

Kurt M. Havnaer has been employed as a Business Analyst of the Investment Adviser since December 2005.  Mr. Havnaer has over 16 years of experience in the investment management industry.  Prior to joining the Investment Adviser, he spent 9 years at Columbia Management Advisors as a high yield analyst and co-portfolio manager.  Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management.  He has been a member of the investment team since September of 2007.

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The Fund’s Investment Adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $3.2 billion at May 31, 2007.  For its services to the Fund, the Investment Adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund’s average daily net assets.  The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund.

DISTRIBUTION OF SHARES

Distributor
Quasar Distributors, LLC (“Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares.  Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Distribution and Shareholder Servicing Plan
The Fund has implemented a combined Distribution and Shareholder Servicing Plan (the “Plan”) in accordance with Rule 12b-1 of the Investment Company Act of 1940.  The Plan allows the Fund to pay fees to financial intermediaries (including broker-dealers that sponsor mutual fund supermarket programs) and other service providers for the sale and distribution of Class J shares and for shareholder servicing and maintenance of shareholder accounts.  The Plan provides for payments of 0.25% per year of the Fund’s average daily net assets for Class J shares.  As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Fund’s Investment Adviser makes substantial payments from its own resources, which include the investment advisory fees received from the Fund and other clients, to compensate those financial intermediaries (including broker-dealers that sponsor mutual fund supermarket programs) and other service providers that provide distribution services and shareholder servicing to the Fund and charge a higher fee than the 0.25% paid by the Fund under the Plan.  This portion of these fees is paid by the Fund’s Investment Adviser and not by the Fund.  The fee rates charged by these financial intermediaries vary.  The Fund’s SAI provides more information concerning payments to financial intermediaries.  Investors should consult their financial intermediary regarding the details of the payments such intermediary receives in connection with the sale or servicing of Fund shares.

Additional Classes
In addition to the Class J shares described in this prospectus and available to retail investors, the Fund offers two additional classes of shares through separate prospectuses provided to eligible investors: Class I shares are available to institutional investors and individuals willing to make a significant initial investment, and to employees of the Fund’s Investment Adviser, and Class R shares are offered to retirement plan participants.  Each share class has its own expense structure and minimum investment amount.  For additional information, please call 1-800-992-4144.

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SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES

The price of each class of Fund shares is its NAV per share.  The NAV of each class of shares is calculated at the close of regular trading hours of the New York Stock Exchange (“NYSE”) each day the NYSE is open.  Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order.  The NAV per share for each class is calculated by dividing the total value of the Fund’s securities and other assets that are allocated to the class, less the liabilities allocated to that class, by the total number of shares outstanding for the class.

The Fund uses the following methods to value securities held in its portfolio:

▪
Securities listed on the U.S. stock exchanges, including the NYSE and the NASDAQ® Stock Market are valued at the last sale price on such market, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price;

▪	Securities that are traded in the over-the-counter market are valued at their current bid price;
▪	Short-term money market securities maturing within 60 days are valued on the amortized cost basis; and
▪	Securities for which market quotations are not readily available shall be valued at their fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

The market value of the securities in the Fund’s portfolio changes daily and the NAV of each class of Fund shares changes accordingly.

FAIR VALUE PRICING

The Fund normally invests in common stock of domestic issuers listed on U.S. stock exchanges, including the NYSE or the NASDAQ® Stock Market, the substantial majority of which are large capitalization, highly liquid securities. Nonetheless, these securities may at times not have market quotations readily available, including, but not limited to, such instances where the market quotation for a security has become stale, sales of a security have been infrequent, or where there is a thin market in the security.  To address these situations, the Board of Directors has adopted and approved a fair value pricing policy for the Fund.  When a security is fair valued, it is priced at the amount that the owner of the security might reasonably expect to receive upon its current sale.

Because fair value pricing is subjective in nature, there can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  There can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold.  Furthermore, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued using market quotations.

The Fund’s Board of Directors reviews the fair value pricing policy periodically.  See the SAI for more information about the pricing of the Fund’s shares.

HOW TO BUY FUND SHARES

You may purchase shares of the Fund directly from the Fund.  Shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares.  Your share price will be the next NAV calculated after the Fund receives your request in good order.  Forms are available by request and at www.jenseninvestment.com.

In compliance with the USA Patriot Act of 2001, please note that U.S. Bancorp Fund Services, LLC (“USBFS”), the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the transfer agent at 800-992-4144 if you need additional assistance when completing your account application.

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If we cannot confirm your identity through reasonable means, your account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

▪	The name of the Fund;
▪	The dollar amount of shares to be purchased;
▪	Account application form or investment stub; and
▪	Check payable to “The Jensen Portfolio.”

Minimum Investment
The minimum investment amount for Class J shares is as follows:

	Initial Investment	Subsequent Investment
Class J	$2,500	$100

If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.

Financial Intermediaries
You may also purchase shares of the Fund through a third party financial intermediary, such as a broker-dealer (including one that sponsors a mutual fund supermarket program), financial institution or other financial service firm.  When you purchase shares of the Fund through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares.  In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

The price per share you will receive will be the NAV next computed after your request is received in good order by the financial intermediary.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this Prospectus.  Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you.  These charges are retained by the financial intermediary and are not paid to the Fund or the Investment Adviser.

Buying Shares by Mail
Complete an application and send it to the address below, with a check for at least the minimum amount and made payable to “The Jensen Portfolio”:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  All purchases must be in U.S. dollars drawn on a domestic financial institution.

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NOTE:	USBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you were given.  Your purchase will be placed as of the date the funds are received provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

For subsequent investments by wire, please contact the transfer agent at 1-800-992-4144 prior to sending your wire.  This will alert the Fund to your intention and will ensure proper credit when your wire is received.  Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
Further credit to: The Jensen Portfolio, Inc.
Shareholder account name and account number

Buying Shares by Telephone
If you have established bank instructions on your account and have not declined telephone transaction privileges on your New Account Application Form, you may purchase additional shares of the Fund, in amounts of $100 or more, by telephoning USBFS toll free at 800-992-4144.  This option allows you to move money from your bank account to the Fund account upon request.  Only bank accounts held at U.S. banks that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Shares will be purchased in your account at the net asset value determined on the day of your order, as long as your order is received prior to 4:00 p.m. Eastern time.  If your payment is rejected by your bank, the transfer agent will charge your account a $25 fee.  In addition to the fee, you will also be responsible for any resulting loss incurred by the Fund.

Automatic Investment Program
You may purchase Fund shares automatically from your bank under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in the Fund.

▪	Purchases may be made on the schedule—weekly, monthly, bi-monthly or quarterly—you select
▪	To be eligible, your account must be maintained at a domestic financial institution that is an ACH member
▪	You may sign up for the automatic investment program by completing an application form
▪	Minimum initial investment is $100 (for automatic investment program only)
▪	Minimum subsequent investment is $100

Please call our shareholder services at 800-992-4144 for more information about participating in the program.  USBFS will charge your account a $25 fee for any ACH payment that is not honored.

Choosing a Distribution Option
When you complete your account application, you may choose from three distribution options.

1.	You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.	You may elect to receive income dividends and capital gains distributions in cash.

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3.	You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.  You may change your election at any time.  Your request for a change must be received in writing by USBFS prior to the record date for the distribution for which a change is requested.

Retirement Plans
Tax-deferred retirement plans including:

▪	IRAs;
▪	Keogh accounts;
▪	SEP accounts; and
▪	Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund.  If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines the rejection or suspension is in the best interests of the Fund.

Shares of the Fund have not been registered for sale outside of the United States, Guam, Puerto Rico and the U.S. Virgin Islands.  The Jensen Portfolio generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place.  For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and USBFS are available to assist you in opening accounts and when purchasing or redeeming shares.

Householding
In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 800-992-4144 to request individual copies of these documents, or if your shares are held through a financial institution please contact them directly.  The Fund will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

HOW TO REDEEM FUND SHARES

You may redeem all or a portion of your shares on any business day the NYSE is open.  Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order.  Payment is typically made within one or two business days of receipt of a valid redemption request.

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Redemption by Mail
You may mail your redemption request to:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order.  If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed.  No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in “good order” if the following information is included:

▪	The name of the Fund and Class of shares;
▪	The dollar amount or number of shares being redeemed;
▪	The account registration number; and
▪	The signatures of all registered shareholders as registered, providing a signature guarantee(s), if applicable (see “Signature Guarantee” below).

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents.  Please contact USBFS if your account is registered in one of these categories.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

Redemption by Telephone
Unless you have declined telephone transaction privileges on your New Account Application Form, you may redeem shares in any amount, but not less than $100, by instructing USBFS by phone at 800-992-4144.  A signature guarantee may be required of all shareholders in order to change telephone redemption privileges.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

▪	That you correctly state your Fund account number;
▪	The name in which your account is registered;
▪	The social security or tax identification number under which the account is registered; and
▪	The address of the account holder, as stated in the New Account Application Form.

Signature Guarantee
In addition to the requirements discussed above, a signature guarantee may be needed:

▪	If ownership is changed on your account;
▪	When redemption proceeds are sent to any person, address or bank account not on record;
▪	For written requests to wire redemption proceeds (if not previously authorized on the account);
▪	If a change of address was received by the Transfer Agent within the last 30 days;
▪	For redemptions over $50,000 from any shareholder account; or
▪	When establishing or modifying certain services on an account.

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The Fund reserves the right to require a signature guarantee under other circumstances.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above).  If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received.  If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent.  However, if any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the date you purchased shares.  You may avoid these delays by purchasing shares of the Fund by wire transfer.  The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you do not provide a correct social security or tax identification number or the Internal Revenue Service (“IRS”) notifies the Fund that you are subject to backup withholding.  See “Dividends, Distributions and Taxes” in this prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered.  You may also request payment by wire transfer or electronic funds transfer through the ACH network to your predetermined bank account.  There is no charge for redemption payments that are mailed or sent via ACH.  ACH payments are usually available within 2 business days.  Redemption payments sent by wire transfer must be at least $1,000, and the Fund’s transfer agent currently charges $12 for each wire transfer which, for financial intermediaries, may be paid for by the Fund.  Your bank may also impose an incoming wire charge.  Wire fees are charged against the account only in the case of dollar specific redemptions.  In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder.  If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions.  As of the date of this Prospectus, the Fund had not instituted such a policy.  However, the Fund’s articles of incorporation authorize the Board of Directors to institute such a policy if the board determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

Financial Intermediaries
You may also redeem shares of the Fund through a third party financial intermediary, such as a broker-dealer, financial institution or other financial service firm.  A financial intermediary may use procedures and impose restrictions (and possibly charge fees) that are different from those applicable to shareholders who redeem directly from the Fund.

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Market Timing
The Fund is designed for long-term investors.  Investors who engage in frequent purchases and redemptions of Fund shares, referred to as “market timing,” may dilute the value of Fund shares, interfere with the efficient management of the Fund’s portfolio and increase the Fund’s brokerage and administrative costs.  The Fund’s Board of Directors has adopted a policy regarding such market timing.  The Fund believes that its investment strategy is not attractive to market timing investors because its portfolio holdings are primarily of domestic issuers, which eliminates “time-zone arbitrage” that may be associated with funds that have significant holdings in foreign securities traded on foreign exchanges.  In addition, the Fund invests primarily in large capitalization “blue chip” companies that historically have exhibited a relatively low level of the short-term volatility usually sought by market timing investors.  As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Fund discourages market timing and monitors trading activity using a variety of techniques.  These techniques are applied uniformly to all shareholders and may change from time to time as approved by the Fund’s Board of Directors.

In an effort to discourage market timing and minimize potential harm to the Fund and its shareholders, the Fund reserves the right to identify trading practices as abusive.  The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines that the rejection or suspension is in the best interests of the Fund.

Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, because the Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Fund cannot always detect market timing.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

Additional Redemption Information
Neither the Fund, the Investment Adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this prospectus.

General Transaction Policies
The Fund reserves the right to:

▪	Vary or waive any minimum investment requirement.
▪
Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

▪	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.
▪	Modify or terminate the Automatic Investment Plan at any time.

Your broker/dealer or other financial service firm may establish policies that differ from those of the Fund.  For example, the financial service firm may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker/dealer or other financial service firm for details.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis.  These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash.

If you elect to receive distributions and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s current NAV and reinvest all subsequent distributions.

The Fund will notify you following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code.  By qualifying as a RIC and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

The tax characteristics of distributions from the Fund are the same whether paid in cash or in additional shares.  For federal income tax purposes, distributions of net investment income are taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares.  In the case of noncorporate shareholders, certain dividend distributions may be classified as qualified dividend income taxable at long-term capital gain rates.  A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund.  You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply.  Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the IRS.  The Fund generally does not accept an application to open an account that does not comply with these requirements.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders.  There may be other federal, state or local tax considerations applicable to a particular shareholder.  Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

CONFIRMATION AND STATEMENTS

The Fund’s transfer agent, USBFS, will send you a statement of your account after every transaction affecting your share balance or account registration.  Please allow seven to ten business days for the transfer agent to confirm your order.  The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter.  Generally, a statement with tax information will be mailed to you by January 31 of each year.  A copy of the tax statement also is filed with the IRS.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter.  Each of these reports includes a statement listing the Fund’s portfolio securities.

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DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund’s complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in the quarterly holdings report on Form N-Q. The Fund also discloses its portfolio holdings as of each calendar quarter end on the website of its Adviser at www.jenseninvestment.com.  The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information or at other times during the quarter when the Fund makes significant changes to its portfolio holdings.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.  A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly.  Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

In addition, you may review your account information online by visiting www.jenseninvestment.com and selecting “Mutual Fund Account Access” under the “Mutual Fund” section of the website.

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the Jensen Portfolio

DIRECTORS

Roger A. Cooke, J.D.
Robert Harold, C.P.A. (Retired)
Thomas L. Thomsen, Jr.
Kenneth Thrasher
Gary W. Hibler, Ph. D
Val E. Jensen (Chairman)
Louis B. Perry, Ph. D (Director Emeritus)

INVESTMENT ADVISER
Jensen Investment Management, Inc.
5300 Meadows Road
Suite 250
Lake Oswego, OR 97035-8234
Telephone:     503-726-4384
800-221-4384
www.jenseninvestment.com

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, WI 53202

OFFICERS
Robert D. McIver, President
Robert F. Zagunis, Vice President
Robert G. Millen, Vice President and Secretary
Brian S. Ferrie, Treasurer and Chief Compliance Officer

LEGAL COUNSEL
Stoel Rives LLP
Suite 2600
900 SW Fifth Avenue
Portland, OR  97204-1268

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
-or-
Third Floor
615 East Michigan Street
Milwaukee, WI  53202-5207
Telephone:  800-992-4144

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207

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NOTICE OF PRIVACY POLICY

Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, “Jensen”) have had a long-standing policy of maintaining strict confidentiality over customer information.  Jensen’s policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted or required by law.  For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions.  Jensen is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:

▪
Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

▪
Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

This page is not a part of the Prospectus.

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For More Information

The annual and semi-annual reports provide the Fund’s most recent financial report and portfolio holdings.  The annual report contains a letter from the Fund’s manager discussing the market conditions and investment strategies that affected the Fund’s performance during its last fiscal year.  The Statement of Additional Information (“SAI”) supplements this Prospectus and is incorporated into this Prospectus by reference.  The SAI includes a list of the Fund’s investment policies and restrictions, as well as more detail about the management of the Fund.

The annual and semi-annual reports and the SAI are available free of charge upon request by contacting the Fund toll free at 800-992-4144 or on the Fund’s website at www.jenseninvestment.com. You may also call this toll-free number to request additional information about the Fund. You may also review these documents and other information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov.  Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the
Public Reference Section,
Securities and Exchange Commission,
Washington, D.C. 20549-0102.

SEC File Number:  811-6653

the Jensen Portfolio

I Shares

Prospectus, September 28, 2008

As with all mutual funds, the Securities and

Exchange Commission has not approved or

disapproved these securities or determined if

this prospectus is adequate or complete.

It is a criminal offense to suggest otherwise.

[Jensen Investment Management LOGO]

Jensen Investment Management®

Investment Adviser to the Jensen Portfolio

the Jensen Portfolio

PROSPECTUS
September 28, 2008
Class I Shares
the Jensen Portfolio

5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035-8234
800-992-4144
www.jenseninvestment.com

The Jensen Portfolio (the “Fund”) is an equity mutual fund with the principal investment objective of long-term capital appreciation.  To achieve this objective, the Fund invests primarily in common stocks of approximately 20 to 30 companies that satisfy the investment criteria described in this prospectus.  This Prospectus is for the Fund’s Class I shares.  Class I shares are available to institutions and individuals willing to make a significant initial investment, and to employees of Jensen Investment Management, Inc., the Fund’s investment adviser (the “Investment Adviser” or “Adviser”).  Class I shares are assessed a shareholder servicing fee not to exceed 0.10% per year of the Fund’s average daily net assets for Class I shares.  Class I shares are not subject to any distribution fees.

SUMMARY OF THE FUND	1
INVESTMENT OBJECTIVE	1
PRINCIPAL INVESTMENT STRATEGIES	1
PRINCIPAL RISKS OF INVESTING IN THE FUND	1
HISTORICAL PERFORMANCE	3
FUND EXPENSES	4
FINANCIAL HIGHLIGHTS	5
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRIMARY RISKS	6
INVESTMENT OBJECTIVE	6
PRINCIPAL INVESTMENT STRATEGIES	6
PRIMARY RISKS	8
MANAGEMENT OF THE FUND	10
INVESTMENT ADVISER	10
DISTRIBUTION OF SHARES	11
SHAREHOLDER SERVICE INFORMATION	12
PRICING OF FUND SHARES	12
FAIR VALUE PRICING	12
HOW TO BUY FUND SHARES	12
HOW TO REDEEM FUND SHARES	15
DIVIDENDS, DISTRIBUTIONS AND TAXES	18
CONFIRMATION AND STATEMENTS	19
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	19
SHAREHOLDER INQUIRIES	19
NOTICE OF PRIVACY POLICY (Not a part of the Prospectus)	PN-1
FOR MORE INFORMATION	Back Cover

You may download free copies of the current prospectus, annual and semi-annual report from www.jenseninvestment.com.  You can also obtain free copies of the current annual or semi-annual report and Statement of Additional Information by contacting the Fund:

By Telephone Toll-free in the U.S. 800-992-4144	By Mail The Jensen Portfolio c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	-or-	The Jensen Portfolio Third Floor 615 East Michigan Street Milwaukee, WI 53202-5207

the Jensen Portfolio

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

The objective of the Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its objective, the Fund invests in equity securities of approximately 20 to 30 companies that satisfy the investment criteria described below.  Generally, each company in which the Fund invests must:

▪	Have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years;
▪	Be in excellent financial condition; and
▪	Be capable of sustaining outstanding business performance, in the opinion of the Investment Adviser.

The Fund may invest in securities when they are priced below their intrinsic values as determined by the Fund’s Investment Adviser.  The Fund may sell all or part of its position in a company when the Investment Adviser has determined that another qualifying security has a higher opportunity to achieve the Fund’s objective.  In addition, the Fund generally sells its entire position in a company when the company no longer meets each of the Fund’s investment criteria specified above. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Fund’s Investment Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Investment Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 20 to 30 primarily domestic companies.  The Fund must always own the securities of a minimum of 15 different companies in its portfolio.  The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus under “Investment Objective, Principal Investment Strategies and Primary Risks.”

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in common stocks entails risks, and you could lose money by investing in the Fund.  Some of the risks of investing in this Fund are:

▪	Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

▪	Management Risk
The Fund’s Investment Adviser may be incorrect in its judgment of the value of particular stocks.  The investments chosen by the Fund’s Adviser may not perform as anticipated.  Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

▪	Nondiversification
The Fund is a nondiversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund.  The Fund’s Investment Adviser expects to invest in the securities of approximately 20 to 30 companies at any one time.  Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.

▪	Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years.  Because of the relatively limited number of companies that have achieved this strong level of consistent, long term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

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the Jensen Portfolio

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

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the Jensen Portfolio

HISTORICAL PERFORMANCE

The bar chart and table shown below illustrate the variability of the Fund’s returns.  The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis).  The table shows how the Fund’s average annual returns for the periods shown compare with those of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”), an unmanaged index of mostly larger-sized U.S. companies.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Because Class I shares of the Fund have only recently started operations, the performance information shown for periods prior to July 30, 2003 represent the performance for the original share class of the Fund, the J Shares.  The J Shares were first offered on August 3, 1992, while the I Shares were first offered on July 30, 2003.

the Jensen Portfolio – Class I Shares, linked to Class J

Year-by-Year Total Return as of December 31*

*The Fund’s year-to-date total return as of June 30, 2007 was 3.93%.

Best Quarter:                                Q4 1998 at 17.16%                                                      Worst Quarter:                                Q2 2002 at -12.43%

Average Annual Total Returns
Year Ended December 31, 2006

	One Year	5 Years	10 Years
the Jensen Portfolio – Class I Shares(1)
Return Before Taxes	14.26%	4.38%	9.56%
Return After Taxes on Distributions(2)	14.08%	4.23%	9.04%
Return After Taxes on Distributions and Sale of Fund Shares(2)	9.48%	3.73%	8.28%
S&P 500® Index(3)	15.80%	6.19%	8.42%

(1)
Class I shares commenced operations on July 30, 2003, and therefore the average annual total returns presented for the periods shown include the performance of the original class of shares, the J Shares, prior to July 30, 2003.

(2)
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

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the Jensen Portfolio

(3)
The S&P 500® Index is a widely recognized, unmanaged index of common stock of mostly larger-sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

FUND EXPENSES

The tables below describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Class I
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fees	None(1)
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Class I
Management Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fee (2)	0.05%
Other Expenses (3)	0.10%
Total Annual Fund Operating Expenses	0.65%
_________________
(1)	The transfer agent charges a $12 fee for each redemption paid by wire transfer.
(2)	Class I shares are subject to an annual shareholder servicing fee not to exceed 0.10% of average daily net assets of the Class I shares.
(3)	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above which are based on the previous year’s expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$66	$208	$362	$810

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the Jensen Portfolio

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund, assuming the reinvestment of all dividends and distributions.  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available without charge upon request.  Class I shares commenced operations on July 30, 2003.

Class I					PERIOD FROM
	YEAR ENDED	YEAR ENDED	YEAR ENDED		JUL. 30, ’03(1) TO MAY 31,
	MAY 31, ’07	MAY 31, ’06	MAY 31, ’05		’04
Per Share Data:
Net asset value, beginning of period	$24.38	$23.80	$23.82		$20.93

Income from investment operations:
Net investment income	0.25	0.24	0.23		0.12
Net realized and unrealized gains (losses) on investments	4.16	0.59	(0.04)	(2)	2.92
Total from investment operations	4.41	0.83	0.19		3.04
Less distributions:
Dividends from net investment income	(0.26)	(0.25)	(0.21)		(0.15)
Total distributions	(0.26)	(0.25)	(0.21)		(0.15)

Net asset value, end of period	$28.53	$24.38	$23.80		$23.82

Total return(3)	18.23%	3.56%	0.77%		14.54%
Supplemental data and ratios:
Net assets, end of period (000’s).	$341,589	$309,587	$288,428		$227,561
Ratio of expenses to average net assets(4)	0.65%	0.67%	0.67%		0.70%
Ratio of net investment income to average net assets(4)	1.03%	1.03%	0.95%		0.87%
Portfolio turnover rate(3)	13.77%	10.20%	8.81%		5.32%

(1)	Commencement of operations.
(2)	The amount shown may not correlate with the aggregate gains (losses) of portfolio securities due to timing of subscriptions and redemption of fund shares.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

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the Jensen Portfolio

Investment Objective, Principal Investment
Strategies and Primary Risks

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are, in the opinion of the Fund’s Investment Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.

To achieve the Fund’s objective of long-term capital appreciation, the Fund invests primarily in the common stocks of approximately 20 to 30 companies selected according to the specific, long-term investment criteria established by the Fund’s Investment Adviser and described more fully below.  The Fund’s Investment Adviser believes these criteria provide objective evidence that a company’s management is capable and dedicated to providing above-average returns to the company’s shareholders.  The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Directors without shareholder approval upon written notice.

As determined by the Fund’s Investment Adviser in each case , a company must have satisfied all of the following criteria to be selected for investment by the Fund:

▪	Attained a return on equity of at least 15 percent per year for each of the prior 10 years;
▪	Be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from excess cash flow;
▪
Established entry barriers as evidenced by:  (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s Investment Adviser;

▪
Demonstrated a commitment to increasing shareholders’ value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends;

▪	Have the capability of continuing to meet all of the above criteria; and
▪
Be selling at a significant discount to its intrinsic value.  Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present.  By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

The Fund’s Investment Adviser believes that its focus on companies that historically have been able to achieve strong, consistent business performance and earnings growth over the long term, as determined by the Adviser using the above-referenced criteria, is consistent with the Fund’s investment objective of long-term capital appreciation.

The Fund’s Portfolio Securities
The Fund may invest in any of the securities set forth below, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria at the time the Fund purchases the security.

▪
Voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange, including the New York Stock Exchange and  the NASDAQ® Stock Market.

▪
Convertible debt securities and convertible preferred stock listed on a major United States stock exchange, including the New York Stock Exchange and the NASDAQ® Stock Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above.

▪
American Depository Receipts (“ADRs”) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange, including the New York Stock Exchange and  the NASDAQ® Stock Market.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.

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the Jensen Portfolio

▪
The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund’s investment criteria described above.  There are no restrictions on the amount of securities of foreign issuers that it may own.  The Fund, however, does not expect securities of foreign issuers to be a significant amount of the Fund’s total assets.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation.  The Fund’s investment policy governs the portfolio turnover rate.  The Fund’s investment policy permits the Fund to sell all or part of its securities of a company when the Fund’s Adviser determines that the security should be replaced with another qualifying security that has a greater opportunity for appreciation.  In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Fund’s Adviser believes will not have a material adverse impact on the company’s operating performance, in which case the Fund may continue to hold and invest in the company.  Once the Fund makes a determination, however, that it must sell its securities of a company no longer meeting the investment criteria, it will sell its position within a reasonable period of time.  The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company.  See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information on the Fund’s investment policies and restrictions.

The Fund’s Other Investments
The Fund may also invest up to 25 percent of its assets in cash or cash equivalents.  Some of these short-term instruments include:

▪	Cash held by the Fund’s custodian, U.S. Bank, N.A.;
▪	FDIC-insured bank deposits;
▪	United States Treasury bills;
▪	Commercial paper rated A-1 by Standard and Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”);
▪	Demand notes of companies whose commercial paper receives the same ratings listed above by Moody’s or S&P;
▪	Institutional grade paper maturing at 13 months or less; and
▪	U.S. government agency discount notes.

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly.  The objectives of this program are to ensure that:

▪	The Fund’s investment strategy is applied consistently over time;
▪	The objective investment criteria are applied on a uniform basis; and
▪	Management focuses at all times on the best interests of the shareholders of the Fund.

The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective.  The Fund has:

▪	Established an investment team to execute the investment discipline;
▪	Objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;
▪
Defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the Investment Adviser determines the issuer’s performance makes a change advisable; and

▪	Established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options.

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the Jensen Portfolio

These measures are in addition to those required by the Investment Company Act of 1940 (“1940 Act”).  See the Fund’s SAI for more information on compliance with the 1940 Act.

PRIMARY RISKS

Stock Market Risk
Because the Fund invests in common stock, the Fund is subject to the risk that the market value of its securities may decrease over a short or extended period of time.  The prices of equity securities may change, sometimes rapidly and unpredictably, in response to many different factors such as general economic conditions, interest rates, the historical and prospective financial performance of a company, the value of it assets, and investor sentiment and perception of a company.  In addition, particular sectors of the stock market may underperform or outperform the market as a whole, and the value of an individual security held by the Fund may be more volatile than the market as a whole.

Management Risk
The Fund’s Investment Adviser makes all decisions regarding the Fund’s investments.  Accordingly, the Fund’s investment success depends on the skill of the Investment Adviser in evaluating, selecting and monitoring the Fund’s assets and investments.  The Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values as calculated by the Investment Adviser.  Since the intrinsic value is calculated from estimated future cash flows, the Investment Adviser’s estimate may be in error or change as the forces of economics, competition, inflation, and other factors affect each particular company, and as a result the market price of a company's securities may never reach the Adviser's estimate of its intrinsic value.  In addition, because intrinsic value is a function of business performance and does not change as much or as frequently as market value, the relationship between the two is not constant, and this disconnect may result in the market price of a company’s securities remaining significantly below the Investment Adviser's estimate of its intrinsic value for extended periods of time.  Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the Investment Adviser believes can be continued by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage.

Nondiversification
The Fund is a nondiversified mutual fund.  This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments.  The Fund’s “nondiversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.”  The appreciation or depreciation of a single portfolio security, or the performance of particular sectors of the stock market, may have a greater impact on the NAV of the Fund. Accordingly, the NAV of the Fund may fluctuate more than a comparable “diversified” fund.

Company and Sector Risk
The Fund’s principal investment strategies require that a company selected for investment must, among other criteria and in the determination of the Fund’s Investment Adviser, have attained a return on equity of at least 15 percent per year for each of the prior 10 years.  Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing a shorter-term period of robust earnings growth, such as oil and gas and other energy companies most recently, because they have not attained the high level of consistent, long term business performance that is required for investment consideration by the Fund.  As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on United States stock exchanges, including the New York Stock Exchange and the NASDAQ® Stock Market, the Fund may invest in certain foreign securities and ADRs.  The Fund also invests in domestic companies that engage in significant foreign business.  See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this prospectus.  These investments involve certain risks, such as:

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the Jensen Portfolio

▪	Political or economic instability in the country where the company is headquartered or doing business;
▪	Fluctuations in the relative rates of exchange between the currencies of different nations;
▪	The difficulty of predicting international trade patterns; and
▪	The possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price.  With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries.  See “Investment Strategies and Risks—ADRs” in the Fund’s SAI for additional information relating to ADRs.

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the Jensen Portfolio

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 5300 Meadows Road, Suite 250, Lake Oswego, OR 97035-8234.   The investments and business operations of the Fund are managed by the Investment Adviser subject to oversight by the Fund’s Board of Directors.  The Investment Adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions.  Jensen Investment Management, Inc. has acted as the Fund’s investment adviser since the Fund was started in 1992.

At a special meeting of shareholders on December 13, 2006 (the “Special Meeting”), a majority of the Fund’s shareholders approved a new investment advisory agreement between the Fund and the Investment Adviser.  The new investment advisory agreement became effective February 28, 2007.  A discussion regarding the Board of Director’s basis for approving the Fund’s investment advisory agreement that in turn was approved by shareholders at the Special Meeting is included in the Fund’s Annual Report to shareholders for the fiscal year ended May 31, 2007.

The Fund is managed by a team composed of the Investment Adviser’s investment committee, which is responsible for all the Fund’s investment decisions.  All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments.  The investment committee is composed of Robert F. Zagunis, Robert G. Millen, Eric H. Schoenstein, Robert D. McIver and Kurt M. Havnaer.

Robert F. Zagunis has been employed as Vice President and has been a Principal of the Investment Adviser since January 1993.  Mr. Zagunis has over 25 years of experience in the financial industry.  He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade.  Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department.  Mr. Zagunis is Vice President of the Fund. Mr. Zagunis has been a member of the investment team since 1993.

Robert G. Millen has been employed as Vice President and has been a Principal of the Investment Adviser since July 2000.  Mr. Millen has over 30 years of experience in banking and financial services, having served as Vice President of Principal Financial Group, from 1997 to June 2000.  Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a managed health care and financial services company.  Mr. Millen’s other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A.; both in Des Moines, Iowa.  Mr. Millen is Vice President and Secretary of the Fund.  Mr. Millen has been a member of the investment team since 2000.

Eric H. Schoenstein was appointed Director of Business Analysis of the Investment Adviser in September 2002.  Mr. Schoenstein, a Vice President of the Investment Adviser, has been a Principal of the Investment Adviser since 2003 and has over 18 years of accounting and business analysis experience.  He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.  Mr. Schoenstein has been a member of the investment team since January of 2004.

Robert D. McIver was appointed President of the Fund and President of the Investment Adviser in February 2007, and joined the Investment Adviser in September 2004 as Director of Operations and Portfolio Manager.  Mr. McIver, a Principal of the Investment Adviser since 2005, has over 15 years experience in the banking and investment management business, including 10 years with Schroder Investment Management in London and 2 additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America.  More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 – 2004.  Mr. McIver is a Fellow of the United Kingdom’s Securities Institute.  Mr. McIver has been a member of the investment team since March of 2005.

Kurt M. Havnaer has been employed as a Business Analyst of the Investment Adviser since December 2005.  Mr. Havnaer has over 16 years of experience in the investment management industry.  Prior to joining the Investment Adviser, he spent 9 years at Columbia Management Advisors as a high yield analyst and co-portfolio manager.  Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management.  He has been a member of the investment team since September of 2007.

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The Fund’s Investment Adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $3.2 billion at May 31, 2007.  For its services to the Fund, the Investment Adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund’s average daily net assets.  The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund.

DISTRIBUTION OF SHARES

Distributor
Quasar Distributors, LLC (“Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares.  Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Shareholder Servicing Plan
The Fund has implemented a Shareholder Servicing Plan that allows the Fund on behalf of Class I to obtain shareholder servicing and maintenance of shareholder accounts from financial intermediaries and other service providers for fees at an annual rate not to exceed 0.10% of the Fund’s average daily net assets for Class I shares.

In addition, the Fund’s Investment Adviser may make payments from its own resources, which include the investment advisory fees received from the Fund and other clients, to compensate any financial intermediaries and other service providers that provide shareholder servicing to the Fund and charge a higher fee than the 0.10% paid by the Fund under the Plan.  This portion, if any, of these fees is paid by the Fund’s Investment Adviser and not by the Fund.  The fee rates charged by these financial intermediaries vary.  The Fund’s SAI provides more information concerning payments to financial intermediaries.  Investors should consult their financial intermediary regarding the details of the payments such intermediary receives in connection with the servicing of Fund shares.

Additional Classes
In addition to the Class I shares described in this prospectus and available to institutional investors and individuals willing to make a significant initial investment, and to employees of the Fund’s Investment Adviser, the Fund offers two additional classes of shares through separate prospectuses provided to eligible investors: Class J shares, the Fund’s original class of shares, are available to retail investors, and Class R shares are offered to retirement plan participants.  Each share class has its own expense structure and minimum investment amount.  For additional information, please call 1-800-992-4144.

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SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES

The price of each class of Fund shares is its NAV per share.  The NAV of each class of shares is calculated at the close of regular trading hours of the New York Stock Exchange (“NYSE”) each day the NYSE is open.  Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order.  The NAV per share for each class is calculated by dividing the total value of the Fund’s securities and other assets that are allocated to the class, less the liabilities allocated to that class, by the total number of shares outstanding for the class.

The Fund uses the following methods to value securities held in its portfolio:

▪
Securities listed on the U.S. stock exchanges, including the NYSE and the NASDAQ® Stock Market are valued at the last sale price on such market, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price;

▪	Securities that are traded in the over-the-counter market are valued at their current bid price;
▪	Short-term money market securities maturing within 60 days are valued on the amortized cost basis; and
▪	Securities for which market quotations are not readily available shall be valued at their fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

The market value of the securities in the Fund’s portfolio changes daily and the NAV of each class of Fund shares changes accordingly.

FAIR VALUE PRICING

The Fund normally invests in common stock of domestic issuers listed on U.S. stock exchanges, including the NYSE or the NASDAQ® Stock Market, the substantial majority of which are large capitalization, highly liquid securities. Nonetheless, these securities may at times not have market quotations readily available, including, but not limited to, such instances where the market quotation for a security has become stale, sales of a security have been infrequent, or where there is a thin market in the security.  To address these situations, the Board of Directors has adopted and approved a fair value pricing policy for the Fund.  When a security is fair valued, it is priced at the amount that the owner of the security might reasonably expect to receive upon its current sale.

Because fair value pricing is subjective in nature, there can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  There can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold.  Furthermore, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued using market quotations.

The Fund’s Board of Directors reviews the fair value pricing policy periodically.  See the SAI for more information about the pricing of the Fund’s shares.

HOW TO BUY FUND SHARES

Only investors who are willing to make a significant initial investment, and employees of the Investment Adviser, may purchase shares of the Fund directly from the Fund.  Shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares.  Your share price will be the next NAV calculated after the Fund receives your request in good order.  Forms are available by request and at www.jenseninvestment.com.

In compliance with the USA Patriot Act of 2001, please note that U.S. Bancorp Fund Services, LLC (“USBFS”), the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the transfer agent at 800-992-4144 if you need additional assistance when completing your account application.

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the Jensen Portfolio

If we cannot confirm your identity through reasonable means, your account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

▪	The name of the Fund;
▪	The dollar amount of shares to be purchased;
▪	Account application form or investment stub; and
▪	Check payable to “The Jensen Portfolio.”

Minimum Investment
Except as described in this section, the minimum investment amount for Class I shares is as follows:

	Initial Investment	Subsequent Investment
Class I	$1,000,000	$100

Employees of the Fund’s Investment Adviser may purchase Class I Shares and are not subject to any minimum initial investment amount.  Subsequent investments by employees of the Fund’s Investment Adviser are subject to the $100 minimum described above.

If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.

Financial Intermediaries
You may also purchase shares of the Fund through a third party financial intermediary, such as a broker-dealer, financial institution or other financial service firm.  When you purchase shares of the Fund through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares.  In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

The price per share you will receive will be the NAV next computed after your request is received in good order by the financial intermediary.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this Prospectus.  Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you.  These charges are retained by the financial intermediary and are not paid to the Fund or the Investment Adviser.

Buying Shares by Mail
Complete an application and send it to the address below, with a check for at least the minimum amount and made payable to “The Jensen Portfolio”:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

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the Jensen Portfolio

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  All purchases must be in U.S. dollars drawn on a domestic financial institution.

NOTE:	USBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you were given.  Your purchase will be placed as of the date the funds are received provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

For subsequent investments by wire, please contact the transfer agent at 1-800-992-4144 prior to sending your wire.  This will alert the Fund to your intention and will ensure proper credit when your wire is received.  Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
Further credit to: The Jensen Portfolio, Inc.
Shareholder account name and account number

Buying Shares by Telephone
If you have established bank instructions on your account and have not declined telephone transaction privileges on your New Account Application Form, you may purchase additional shares of the Fund, in amounts of $100 or more, by telephoning USBFS toll free at 800-992-4144.  This option allows you to move money from your bank account to the Fund account upon request.  Only bank accounts held at U.S. banks that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Shares will be purchased in your account at the net asset value determined on the day of your order, as long as your order is received prior to 4:00 p.m. Eastern time.  If your payment is rejected by your bank, the transfer agent will charge your account a $25 fee.  In addition to the fee, you will also be responsible for any resulting loss incurred by the Fund.

Choosing a Distribution Option
When you complete your account application, you may choose from three distribution options.

1.	You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.	You may elect to receive income dividends and capital gains distributions in cash.
3.	You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.  You may change your election at any time.  Your request for a change must be received in writing by USBFS prior to the record date for the distribution for which a change is requested.

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the Jensen Portfolio

Retirement Plans
Tax-deferred retirement plans including:

▪	IRAs;
▪	Keogh accounts;
▪	SEP accounts; and
▪	Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund.  If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines the rejection or suspension is in the best interests of the Fund.

Shares of the Fund have not been registered for sale outside of the United States, Guam, Puerto Rico and the U.S. Virgin Islands.  The Jensen Portfolio generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place.  For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and USBFS are available to assist you in opening accounts and when purchasing or redeeming shares.

Householding
In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 800-992-4144 to request individual copies of these documents or if your shares are held through a financial institution please contact them directly.  The Fund will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

HOW TO REDEEM FUND SHARES

You may redeem all or a portion of your shares on any business day the NYSE is open.  Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order.  Payment is typically made within one or two business days of receipt of a valid redemption request.

Redemption by Mail
You may mail your redemption request to:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

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The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order.  If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed.  No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in “good order” if the following information is included:

▪	The name of the Fund and Class of shares;
▪	The dollar amount or number of shares being redeemed;
▪	The account registration number; and
▪	The signatures of all registered shareholders as registered, providing a signature guarantee(s) if applicable (see “Signature Guarantee” below).

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents.  Please contact USBFS if your account is registered in one of these categories.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

Redemption by Telephone
Unless you have declined telephone transaction privileges on your New Account Application Form, you may redeem shares in any amount, but not less than $100, by instructing USBFS by phone at 800-992-4144.  A signature guarantee may be required of all shareholders in order to change telephone redemption privileges. Once a telephone transaction has been placed, it cannot be canceled or modified.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

▪	That you correctly state your Fund account number;
▪	The name in which your account is registered;
▪	The social security or tax identification number under which the account is registered; and
▪	The address of the account holder, as stated in the New Account Application Form.

Signature Guarantee
In addition to the requirements discussed above, a signature guarantee may be needed:

▪	If ownership is changed on your account;
▪	When redemption proceeds are sent to any person, address or bank account not on record;
▪	For written requests to wire redemption proceeds (if not previously authorized on the account);
▪	If a change of address was received by the Transfer Agent within the last 30 days;
▪	For redemptions over $50,000 from any shareholder account; or
▪	When establishing or modifying certain services on an account.

The Fund reserves the right to require a signature guarantee under other circumstances.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

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Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above).  If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received.  If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent.  However, if any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the date you purchased shares.  You may avoid these delays by purchasing shares of the Fund by wire transfer.  The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you do not provide a correct social security or tax identification number or the Internal Revenue Service (“IRS”) notifies the Fund that you are subject to backup withholding.  See “Dividends, Distributions and Taxes” in this prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered.  You may also request payment by wire transfer or electronic funds transfer through the ACH network to your predetermined bank account.  There is no charge for redemption payments that are mailed or sent via ACH.  ACH payments are usually available within 2 business days.  Redemption payments sent by wire transfer must be at least $1,000, and the Fund’s transfer agent currently charges $12 for each wire transfer which, for financial intermediaries, may be paid for by the Fund.  Your bank may also impose an incoming wire charge.  Wire fees are charged against the account only in the case of dollar specific redemptions.  In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder.  If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions.  As of the date of this Prospectus, the Fund had not instituted such a policy.  However, the Fund’s articles of incorporation authorize the Board of Directors to institute such a policy if the board determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

Financial Intermediaries
You may also redeem shares of the Fund through a third party financial intermediary, such as a broker-dealer, financial institution or other financial service firm.  A financial intermediary may use procedures and impose restrictions (and possibly charge fees) that are different from those applicable to shareholders who redeem directly from the Fund.

Market Timing
The Fund is designed for long-term investors.  Investors who engage in frequent purchases and redemptions of Fund shares, referred to as “market timing,” may dilute the value of Fund shares, interfere with the efficient management of the Fund’s portfolio and increase the Fund’s brokerage and administrative costs.  The Fund’s Board of Directors has adopted a policy regarding such market timing.  The Fund believes that its investment strategy is not attractive to market timing investors because its portfolio holdings are primarily of domestic issuers, which eliminates “time-zone arbitrage” that may be associated with funds that have significant holdings in foreign securities traded on foreign exchanges.  In addition, the Fund invests primarily in large capitalization “blue chip” companies that historically have exhibited a relatively low level of the short-term volatility usually sought by market timing investors.  As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

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However, the Fund discourages market timing and monitors trading activity using a variety of techniques.  These techniques are applied uniformly to all shareholders and may change from time to time as approved by the Fund’s Board of Directors.

In an effort to discourage market timing and minimize potential harm to the Fund and its shareholders, the Fund reserves the right to identify trading practices as abusive.  The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines that the rejection or suspension is in the best interests of the Fund.

Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, because the Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Fund cannot always detect market timing.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

Additional Redemption Information
Neither the Fund, the Investment Adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this prospectus.

General Transaction Policies
The Fund reserves the right to:

▪	Vary or waive any minimum investment requirement.
▪
Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

▪	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

Your broker/dealer or other financial service firm may establish policies that differ from those of the Fund.  For example, the financial service firm may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker/dealer or other financial service firm for details.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis.  These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash.

If you elect to receive distributions and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s current NAV and reinvest all subsequent distributions.

The Fund will notify you following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code.  By qualifying as a RIC and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

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The tax characteristics of distributions from the Fund are the same whether paid in cash or in additional shares.  For federal income tax purposes, distributions of net investment income are taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares.  In the case of noncorporate shareholders, certain dividend distributions may be classified as qualified dividend income taxable at long-term capital gain rates.  A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund.  You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply.  Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the IRS.  The Fund generally does not accept an application to open an account that does not comply with these requirements.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders.  There may be other federal, state or local tax considerations applicable to a particular shareholder.  Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

CONFIRMATION AND STATEMENTS

The Fund’s transfer agent, USBFS, will send you a statement of your account after every transaction affecting your share balance or account registration.  Please allow seven to ten business days for the transfer agent to confirm your order.  The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter.  Generally, a statement with tax information will be mailed to you by January 31 of each year.  A copy of the tax statement also is filed with the IRS.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter.  Each of these reports includes a statement listing the Fund’s portfolio securities.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund’s complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in the quarterly holdings report on Form N-Q. The Fund also discloses its portfolio holdings as of each calendar quarter end on the website of its Adviser at www.jenseninvestment.com.  The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information or at other times during the quarter when the Fund makes significant changes to its portfolio holdings.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.  A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly.  Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

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In addition, you may review your account information online by visiting www.jenseninvestment.com and selecting “Mutual Fund Account Access” under the “Mutual Fund” section of the website.

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the Jensen Portfolio

DIRECTORS
Roger A. Cooke, J.D.
Robert Harold, C.P.A. (Retired)
Thomas L. Thomsen, Jr.
Kenneth Thrasher
Gary W. Hibler, Ph. D
Val E. Jensen (Chairman)
Louis B. Perry, Ph. D (Director Emeritus)

INVESTMENT ADVISER
Jensen Investment Management, Inc.
5300 Meadows Road
Suite 250
Lake Oswego, OR 97035-8234
Telephone:     503-726-4384
800-221-4384
www.jenseninvestment.com

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, WI 53202

OFFICERS
Robert D. McIver, President
Robert F. Zagunis, Vice President
Robert G. Millen, Vice President and Secretary
Brian S. Ferrie, Treasurer and Chief Compliance Officer

LEGAL COUNSEL
Stoel Rives LLP
Suite 2600
900 SW Fifth Avenue
Portland, OR  97204-1268

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
-or-
Third Floor
615 East Michigan Street
Milwaukee, WI  53202-5207
Telephone:  800-992-4144

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207

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NOTICE OF PRIVACY POLICY

Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, “Jensen”) have had a long-standing policy of maintaining strict confidentiality over customer information.  Jensen’s policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted or required by law.  For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions.  Jensen is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:

▪
Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

▪
Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

This page is not a part of the Prospectus.

PN-1

the Jensen Portfolio – I Shares

For More Information

The annual and semi-annual reports provide the Fund’s most recent financial report and portfolio holdings.  The annual report contains a letter from the Fund’s manager discussing the market conditions and investment strategies that affected the Fund’s performance during its last fiscal year.  The Statement of Additional Information (“SAI”) supplements this Prospectus and is incorporated into this Prospectus by reference.  The SAI includes a list of the Fund’s investment policies and restrictions, as well as more detail about the management of the Fund.

The annual and semi-annual reports and the SAI are available free of charge upon request by contacting the Fund toll free at 800-992-4144 or on the Fund’s website at www.jenseninvestment.com.  You may also call this toll-free number to request additional information about the Fund.  You may also review these documents and other information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov.  Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the
Public Reference Section,
 Securities and Exchange Commission,
Washington, D.C. 20549-0102.

SEC File Number:  811-6653

the Jensen Portfolio

R Shares

Prospectus, September 28, 2008

As with all mutual funds, the Securities and

Exchange Commission has not approved or

disapproved these securities or determined if

this prospectus is adequate or complete.

It is a criminal offense to suggest otherwise.

[Jensen Investment Management LOGO]

Jensen Investment Management®

Investment Adviser to the Jensen Portfolio

the Jensen Portfolio

PROSPECTUS
September 28, 2008
Class R Shares
the Jensen Portfolio

5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035-8234
800-992-4144
www.jenseninvestment.com

The Jensen Portfolio (the “Fund”) is an equity mutual fund with the principal investment objective of long-term capital appreciation. To achieve this objective, the Fund invests primarily in common stocks of approximately 20 to 30 companies that satisfy the investment criteria described in this prospectus. This Prospectus is for the Fund’s Class R shares. Class R shares are available to defined contribution plans and other retirement plans and assessed a combined distribution and shareholder servicing fee of 0.50% per year of the Fund’s average daily net assets for Class R shares.

SUMMARY OF THE FUND	1
INVESTMENT OBJECTIVE	1
PRINCIPAL INVESTMENT STRATEGIES	1
PRINCIPAL RISKS OF INVESTING IN THE FUND	1
HISTORICAL PERFORMANCE	3
FUND EXPENSES	4
FINANCIAL HIGHLIGHTS	5
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRIMARY RISKS	6
INVESTMENT OBJECTIVE	6
PRINCIPAL INVESTMENT STRATEGIES	6
PRIMARY RISKS	8
MANAGEMENT OF THE FUND	10
INVESTMENT ADVISER	10
DISTRIBUTION OF SHARES	11
SHAREHOLDER SERVICE INFORMATION	12
PRICING OF FUND SHARES	12
FAIR VALUE PRICING	12
HOW TO BUY FUND SHARES	12
HOW TO REDEEM FUND SHARES	15
DIVIDENDS, DISTRIBUTIONS AND TAXES	19
CONFIRMATION AND STATEMENTS	19
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	20
SHAREHOLDER INQUIRIES	20
NOTICE OF PRIVACY POLICY (Not a part of the Prospectus)	PN-1
FOR MORE INFORMATION	Back Cover
You may download free copies of the current prospectus, annual and semi-annual report from www.jenseninvestment.com.  You can also obtain free copies of the current annual or semi-annual report and Statement of Additional Information by contacting the Fund:

By Telephone Toll-free in the U.S. 800-992-4144	By Mail The Jensen Portfolio c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	-or-	The Jensen Portfolio Third Floor 615 East Michigan Street Milwaukee, WI 53202-5207

the Jensen Portfolio

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

The objective of the Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its objective, the Fund invests in equity securities of approximately 20 to 30 companies that satisfy the investment criteria described below.  Generally, each company in which the Fund invests must:

▪	Have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years;
▪	Be in excellent financial condition; and
▪	Be capable of sustaining outstanding business performance, in the opinion of the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Investment Adviser” or “Adviser”).

The Fund may invest in securities when they are priced below their intrinsic values as determined by the Fund’s Investment Adviser.  The Fund may sell all or part of its position in a company when the Investment Adviser has determined that another qualifying security has a higher opportunity to achieve the Fund’s objective.  In addition, the Fund generally sells its entire position in a company when the company no longer meets each of the Fund’s investment criteria specified above.  In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Fund’s Investment Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Investment Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 20 to 30 primarily domestic companies.  The Fund must always own the securities of a minimum of 15 different companies in its portfolio.  The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus under “Investment Objective, Principal Investment Strategies and Primary Risks.”

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in common stocks entails risks, and you could lose money by investing in the Fund.  Some of the risks of investing in this Fund are:

▪	Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

▪	Management Risk
The Fund’s Investment Adviser may be incorrect in its judgment of the value of particular stocks.  The investments chosen by the Fund’s Adviser may not perform as anticipated.  Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

▪	Nondiversification
The Fund is a nondiversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund.  The Fund’s Investment Adviser expects to invest in the securities of approximately 20 to 30 companies at any one time.  Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.

▪	Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years.  Because of the relatively limited number of companies that have achieved this strong level of consistent, long term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

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Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

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HISTORICAL PERFORMANCE

The bar chart and table shown below illustrate the variability of the Fund’s returns.  The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis).  The table shows how the Fund’s average annual returns for the periods shown compare with those of the Standard & Poor’s 500 Composite Stock Price Index™ (“S&P 500® Index”), an unmanaged index of mostly larger-sized U.S. companies.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Because Class R shares of the Fund have only recently started operations, the performance information shown for periods prior to July 30, 2003 represent the performance for the original share class of the Fund, the J Shares.  The J Shares were first offered on August 3, 1992, while the R Shares were first offered on July 30, 2003.  The performance shown for the J Shares reflects the 0.25% 12b-1 Distribution and Shareholder Servicing fee that has been paid by the J Shares only since August 20, 2001.  Therefore, the performance of the J Shares shown in the bar chart and table does not reflect the 0.50% 12b-1 fee that is paid by the R Shares.  Had the R Shares 12b-1 fee been reflected, it would have reduced the returns shown here for periods prior to July 30, 2003.

the Jensen Portfolio – Class R Shares, linked to Class J Shares

Year-by-Year Total Return as of December 31*
*The Fund’s year-to-date total return as of June 30, 2007 was 3.71%.

Best Quarter:                                Q4 1998 at 17.16%                                                      Worst Quarter:                                Q2 2002 at -12.43%

Average Annual Total Returns
Year Ended December 31, 2006

	One Year	5 Years	10 Years
the Jensen Portfolio – Class R Shares(1)
Return Before Taxes	13.73%	4.08%	9.40%
Return After Taxes on Distributions(2)	13.63%	3.97%	8.91%
Return After Taxes on Distributions and Sale of Fund Shares(2)	9.05%	3.48%	8.14%
S&P 500® Index(3)	15.80%	6.19%	8.42%

(1)	Class R shares commenced operations on July 30, 2003, and therefore the average annual total returns presented for the periods shown include the performance of the original class of shares, the J Shares, prior to July 30, 2003. The performance shown for periods prior to July 30, 2003 has not been restated to reflect any differences in expenses (such as distribution and service fees) between the J Shares and the R Shares. If the differences in expenses had been reflected, the returns shown for periods prior to inception of the R Shares would have been lower.

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(2)
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(3)
The S&P 500® Index is a widely recognized, unmanaged index of common stock of mostly larger-sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

FUND EXPENSES

The tables below describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Class R
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fees	None(1)
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Class R
Management Fees	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.50%
Other Expenses (2)	0.10%
Total Annual Fund Operating Expenses	1.10%
_________________
(1)	The transfer agent charges a $12 fee for each redemption paid by wire transfer.
(2)	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above which are based on the previous year’s expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Class R	$112	$350	$606	$1,340

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund, assuming the reinvestment of all dividends and distributions.  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available without charge upon request.  Class R commenced operations on July 30, 2003.

Class R					PERIOD FROM
	YEAR ENDED	YEAR ENDED	YEAR ENDED		JUL. 30, ’03(1)
	MAY 31, ’07	MAY 31, ’06	MAY 31, ’05		TO MAY 31, ’04
Per Share Data:
Net asset value, beginning of period	$24.29	$23.71	$23.76		$20.93
Income from investment operations:
Net investment income	0.15	0.14	0.14		0.13
Net realized and unrealized gains (losses) on investments	4.14	0.59	(0.05)	(2)	2.83
Total from investment operations	4.29	0.73	0.09		2.96
Less distributions:
Dividends from net investment income	(0.15)	(0.15)	(0.14)		(0.13)
Total distributions	(0.15)	(0.15)	(0.14)		(0.13)
Net asset value, end of period	$28.43	$24.29	$23.71		$23.76

Total return(3)	17.73%	3.07%	0.40%		14.13%

Supplemental data and ratios:
Net assets, end of period (000’s)	$22,272	$21,100	$23,884		$799
Ratio of expenses to average net assets (4)	1.10%	1.10%	1.10%		1.12%
Ratio of net investment income to average net assets(4)	0.58%	0.60%	0.54%		0.45%
Portfolio turnover rate(3)	13.77%	10.20%	8.81%		5.32%

(1)	Commencement of operations.
(2)	The amount shown may not correlate with the aggregate gains (losses) of portfolio securities due to timing of subscriptions and redemption of fund shares.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND PRIMARY RISKS

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are, in the opinion of the Fund’s Investment Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.

To achieve the Fund’s objective of long-term capital appreciation, the Fund invests primarily in the common stocks of approximately 20 to 30 companies selected according to the specific, long-term investment criteria established by the Fund’s Investment Adviser and described more fully below.  The Fund’s Investment Adviser believes these criteria provide objective evidence that a company’s management is capable and dedicated to providing above-average returns to the company’s shareholders.  The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Directors without shareholder approval upon written notice.

As determined by the Fund’s Investment Adviser in each case , a company must have satisfied all of the following criteria to be selected for investment by the Fund:

▪	Attained a return on equity of at least 15 percent per year for each of the prior 10 years;
▪	Be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from excess cash flow;
▪
Established entry barriers as evidenced by:  (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s Investment Adviser;

▪
Demonstrated a commitment to increasing shareholders’ value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends;

▪	Have the capability of continuing to meet all of the above criteria; and
▪
Be selling at a significant discount to its intrinsic value.  Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present.  By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

The Fund’s Investment Adviser believes that its focus on companies that historically have been able to achieve strong, consistent business performance and earnings growth over the long term, as determined by the Adviser using the above-referenced criteria, is consistent with the Fund’s investment objective of long-term capital appreciation.

The Fund’s Portfolio Securities
The Fund may invest in any of the securities set forth below, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria at the time the Fund purchases the security.

▪
Voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange, including the New York Stock Exchange and the NASDAQ® Stock Market.

▪
Convertible debt securities and convertible preferred stock listed on a major United States stock exchange, including the New York Stock Exchange and the NASDAQ® Stock Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above.

▪
American Depository Receipts (“ADRs”) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange, including the New York Stock Exchange and the NASDAQ® Stock Market.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.

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▪
The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund’s investment criteria described above.  There are no restrictions on the amount of securities of foreign issuers that it may own.  The Fund, however, does not expect securities of foreign issuers to be a significant amount of the Fund’s total assets.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation.  The Fund’s investment policy governs the portfolio turnover rate.  The Fund’s investment policy permits the Fund to sell all or part of its securities of a company when the Fund’s Adviser determines that the security should be replaced with another qualifying security that has a greater opportunity for appreciation.  In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Fund’s Adviser believes will not have a material adverse impact on the company’s operating performance, in which case the Fund may continue to hold and invest in the company.  Once the Fund makes a determination, however, that it must sell its securities of a company no longer meeting the investment criteria, it will sell its position within a reasonable period of time.  The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company.  See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information on the Fund’s investment policies and restrictions.

The Fund’s Other Investments
The Fund may also invest up to 25 percent of its assets in cash or cash equivalents.  Some of these short-term instruments include:

▪	Cash held by the Fund’s custodian, U.S. Bank, N.A.;
▪	FDIC-insured bank deposits;
▪	United States Treasury bills;
▪	Commercial paper rated A-1 by Standard and Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”);
▪	Demand notes of companies whose commercial paper receives the same ratings listed above by Moody’s or S & P;
▪	Institutional grade paper maturing at 13 months or less; and
▪	U.S. government agency discount notes.

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly.  The objectives of this program are to ensure that:

▪	The Fund’s investment strategy is applied consistently over time;
▪	The objective investment criteria are applied on a uniform basis; and
▪	Management focuses at all times on the best interests of the shareholders of the Fund.

The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective.  The Fund has:

▪	Established an investment team to execute the investment discipline;
▪	Objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;
▪
Defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the Investment Adviser determines the issuer’s performance makes a change advisable; and

▪	Established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options.

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These measures are in addition to those required by the Investment Company Act of 1940 (“1940 Act”).  See the Fund’s SAI for more information on compliance with the 1940 Act.

PRIMARY RISKS

Stock Market Risk
Because the Fund invests in common stock, the Fund is subject to the risk that the market value of its securities may decrease over a short or extended period of time.  The prices of equity securities may change, sometimes rapidly and unpredictably, in response to many different factors such as general economic conditions, interest rates, the historical and prospective financial performance of a company, the value of it assets, and investor sentiment and perception of a company.  In addition, particular sectors of the stock market may underperform or outperform the market as a whole, and the value of an individual security held by the Fund may be more volatile than the market as a whole.

Management Risk
The Fund’s Investment Adviser makes all decisions regarding the Fund’s investments.  Accordingly, the Fund’s investment success depends on the skill of the Investment Adviser in evaluating, selecting and monitoring the Fund’s assets and investments.  The Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values as calculated by the Investment Adviser.  Since the intrinsic value is calculated from estimated future cash flows, the Investment Adviser’s estimate may be in error or change as the forces of economics, competition, inflation, and other factors affect each particular company, and as a result the market price of a company's securities may never reach the Adviser's estimate of its intrinsic value.  In addition, because intrinsic value is a function of business performance and does not change as much or as frequently as market value, the relationship between the two is not constant, and this disconnect may result in the market price of a company’s securities remaining significantly below the Investment Adviser's estimate of its intrinsic value for extended periods of time.  Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the Investment Adviser believes can be continued by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage.

Nondiversification
The Fund is a nondiversified mutual fund.  This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments.  The Fund’s “nondiversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.”  The appreciation or depreciation of a single portfolio security, or the performance of particular sectors of the stock market, may have a greater impact on the NAV of the Fund. Accordingly, the NAV of the Fund may fluctuate more than a comparable “diversified” fund.

Company and Sector Risk
The Fund’s principal investment strategies require that a company selected for investment must, among other criteria and in the determination of the Fund’s Investment Adviser, have attained a return on equity of at least 15 percent per year for each of the prior 10 years.  Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing a shorter-term period of robust earnings growth, such as oil and gas and other energy companies most recently, because they have not attained the high level of consistent, long term business performance that is required for investment consideration by the Fund.  As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on United States stock exchanges, including the New York Stock Exchange and the NASDAQ® Stock Market, the Fund may invest in certain foreign securities and ADRs.  The Fund also invests in domestic companies that engage in significant foreign business.  See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this prospectus.  These investments involve certain risks, such as:

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▪	Political or economic instability in the country where the company is headquartered or doing business;
▪	Fluctuations in the relative rates of exchange between the currencies of different nations;
▪	The difficulty of predicting international trade patterns; and
▪	The possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price.  With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries.  See “Investment Strategies and Risks—ADRs” in the Fund’s SAI for additional information relating to ADRs.

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MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 5300 Meadows Road, Suite 250, Lake Oswego, OR 97035-8234 .  The investments and business operations of the Fund are managed by the Investment Adviser subject to oversight by the Fund’s Board of Directors.  The Investment Adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions.  Jensen Investment Management, Inc. has acted as the Fund’s investment adviser since the Fund was started in 1992.

At a special meeting of shareholders on December 13, 2006 (the “Special Meeting”), a majority of the Fund’s shareholders approved a new investment advisory agreement between the Fund and the Investment Adviser.  The new investment advisory agreement became effective February 28, 2007.  A discussion regarding the Board of Director’s basis for approving the Fund’s investment advisory agreement that in turn was approved by shareholders at the Special Meeting is included in the Fund’s Annual Report to shareholders for the fiscal year ended May 31, 2007.

The Fund is managed by a team composed of the Investment Adviser’s investment committee, which is responsible for all the Fund’s investment decisions.  All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments.  The investment committee is composed of Robert F. Zagunis, Robert G. Millen, Eric H. Schoenstein, Robert D. McIver and Kurt M. Havnaer.

Robert F. Zagunis has been employed as Vice President and has been a Principal of the Investment Adviser since January 1993.  Mr. Zagunis has over 25 years of experience in the financial industry.  He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade.  Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department.  Mr. Zagunis is Vice President of the Fund.  Mr. Zagunis has been a member of the investment team since 1993.

Robert G. Millen has been employed as Vice President and has been a Principal of the Investment Adviser since July 2000.  Mr. Millen has over 30 years of experience in banking and financial services, having served as Vice President of Principal Financial Group, from 1997 to June 2000.  Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a managed health care and financial services company.  Mr. Millen’s other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A.; both in Des Moines, Iowa.  Mr. Millen is Vice President and Secretary of the Fund.  Mr. Millen has been a member of the investment team since 2000.

Eric H. Schoenstein was appointed Director of Business Analysis of the Investment Adviser in September 2002.  Mr. Schoenstein, a Vice President of the Investment Adviser, has been a Principal of the Investment Adviser since 2003 and has over 18 years of accounting and business analysis experience.  He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.  Mr. Schoenstein has been a member of the investment team since January of 2004.

Robert D. McIver was appointed President of the Fund and President of the Investment Adviser in February 2007, and joined the Investment Adviser in September 2004 as Director of Operations and Portfolio Manager.  Mr. McIver, a Principal of the Investment Adviser since 2005, has over 15 years experience in the banking and investment management business, including 10 years with Schroder Investment Management in London and 2 additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America.  More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 – 2004.  Mr. McIver is a Fellow of the United Kingdom’s Securities Institute.  Mr. McIver has been a member of the investment team since March of 2005.

Kurt M. Havnaer has been employed as a Business Analyst of the Investment Adviser since December 2005.  Mr. Havnaer has over 16 years of experience in the investment management industry.  Prior to joining the Investment Adviser, he spent 9 years at Columbia Management Advisors as a high yield analyst and co-portfolio manager.  Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management.  He has been a member of the investment team since September of 2007.

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The Fund’s Investment Adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $3.2 billion at May 31, 2007.  For its services to the Fund, the Investment Adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund’s average daily net assets.  The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund.

DISTRIBUTION OF SHARES

Distributor
Quasar Distributors, LLC (“Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares.  Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Distribution and Shareholder Servicing Plan
The Fund has implemented a combined Distribution and Shareholder Servicing Plan (the “Plan”) in accordance with Rule 12b-1 of the Investment Company Act of 1940.  The Plan allows the Fund to pay fees to financial intermediaries and other service providers for the sale and distribution of Class R shares and for shareholder servicing and maintenance of shareholder accounts.  The Plan provides for payments of 0.50% per year of the Fund’s average daily net assets for Class R shares.  As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Fund’s Investment Adviser makes payments from its own resources, which include the investment advisory fees received from the Fund and other clients, to compensate those financial intermediaries and other service providers that provide distribution services and shareholder servicing to the Fund and charge a higher fee than the 0.50% paid by the Fund under the Plan.  This portion of these fees is paid by the Fund’s Investment Adviser and not by the Fund.  The fee rates charged by these financial intermediaries vary.  The Fund’s SAI provides more information concerning payments to financial intermediaries.  Investors should consult their financial intermediary regarding the details of the payments such intermediary receives in connection with the sale or servicing of Fund shares.

Additional Classes
In addition to the Class R shares described in this prospectus and available to retirement plan participants, the Fund offers two additional classes of shares through separate prospectuses provided to eligible investors: Class J shares, the Fund’s original class of shares, are available to retail investors, and Class I shares are available to institutional investors and individuals willing to make a significant initial investment, and to employees of the Fund’s Investment Adviser.  Each share class has its own expense structure and minimum investment account.  For additional information, please call 1-800-992-4144.

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SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES

The price of each class of Fund shares is its NAV per share.  The NAV of each class of shares is calculated at the close of regular trading hours of the New York Stock Exchange (“NYSE”) each day the NYSE is open.  Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order.  The NAV per share for each class is calculated by dividing the total value of the Fund’s securities and other assets that are allocated to the class, less the liabilities allocated to that class, by the total number of shares outstanding for the class.

The Fund uses the following methods to value securities held in its portfolio:

▪
Securities listed on the U.S. stock exchanges, including the NYSE and the NASDAQ® Stock Market are valued at the last sale price on such market, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price;

▪	Securities that are traded in the over-the-counter market are valued at their current bid price;
▪	Short-term money market securities maturing within 60 days are valued on the amortized cost basis; and
▪	Securities for which market quotations are not readily available shall be valued at their fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

The market value of the securities in the Fund’s portfolio changes daily and the NAV of each class of Fund shares changes accordingly.

FAIR VALUE PRICING

The Fund normally invests in common stock of domestic issuers listed on U.S. stock exchanges, including the NYSE or the NASDAQ® Stock Market, the substantial majority of which are large capitalization, highly liquid securities. Nonetheless, these securities may at times not have market quotations readily available, including, but not limited to, such instances where the market quotation for a security has become stale, sales of a security have been infrequent, or where there is a thin market in the security.  To address these situations, the Board of Directors has adopted and approved a fair value pricing policy for the Fund.  When a security is fair valued, it is priced at the amount that the owner of the security might reasonably expect to receive upon its current sale.

Because fair value pricing is subjective in nature, there can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.  There can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold.  Furthermore, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued using market quotations.

The Fund’s Board of Directors reviews the fair value pricing policy periodically.  See the SAI for more information about the pricing of the Fund’s shares.

HOW TO BUY FUND SHARES

You may purchase shares of the Fund directly from the Fund.  Shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares.  Your share price will be the next NAV calculated after the Fund receives your request in good order.  Forms are available by request and at www.jenseninvestment.com.

In compliance with the USA Patriot Act of 2001, please note that U.S. Bancorp Fund Service, LLC (“USBFS”), the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the transfer agent at 800-992-4144 if you need additional assistance when completing your account application.

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If we cannot confirm your identity through reasonable means, your account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

▪	The name of the Fund;
▪	The dollar amount of shares to be purchased;
▪	Account application form or investment stub; and
▪	Check payable to “The Jensen Portfolio.”

Minimum Investment
The minimum investment amount for Class R shares is as follows:

	Initial Investment	Subsequent Investment
Class R	$2,500	$100

If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.

Financial Intermediaries
You may also purchase shares of the Fund through a third party financial intermediary, such as a broker-dealer, financial institution or other financial service firm.  When you purchase shares of the Fund through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares.  In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

The price per share you will receive will be the NAV next computed after your request is received in good order by the financial intermediary.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this Prospectus.  Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you.  These charges are retained by the financial intermediary and are not paid to the Fund or the Investment Adviser.

Buying Shares by Mail
Complete an application and send it to the address below, with a check for at least the minimum amount and made payable to “The Jensen Portfolio”:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  All purchases must be in U.S. dollars drawn on a domestic financial institution.

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NOTE:	USBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you were given.  Your purchase will be placed as of the date the funds are received provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

For subsequent investments by wire, please contact the transfer agent at 1-800-992-4144 prior to sending your wire.  This will alert the Fund to your intention and will ensure proper credit when your wire is received.  Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
Further credit to: The Jensen Portfolio, Inc.
Shareholder account name and account number

Buying Shares by Telephone
If you have established bank instructions on your account and have not declined telephone transaction privileges on your New Account Application Form, you may purchase additional shares of the Fund, in amounts of $100 or more, by telephoning USBFS toll free at 800-992-4144.  This option allows you to move money from your bank account to the Fund account upon request.  Only bank accounts held at U.S. banks that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Shares will be purchased in your account at the net asset value determined on the day of your order, as long as your order is received prior to 4:00 p.m. Eastern time.  If your payment is rejected by your bank, the transfer agent will charge your account a $25 fee.  In addition to the fee, you will also be responsible for any resulting loss incurred by the Fund.

Choosing a Distribution Option
When you complete your account application, you may choose from three distribution options.

1.	You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.	You may elect to receive income dividends and capital gains distributions in cash.
3.	You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.  You may change your election at any time.  Your request for a change must be received in writing by USBFS prior to the record date for the distribution for which a change is requested.

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Retirement Plans
Tax-deferred retirement plans including:

▪	IRAs;
▪	Keogh accounts;
▪	SEP accounts; and
▪	Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund.  If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines the rejection or suspension is in the best interests of the Fund.

Shares of the Fund have not been registered for sale outside of the United States, Guam, Puerto Rico and the U.S. Virgin Islands.  The Jensen Portfolio generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place.  For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and USBFS are available to assist you in opening accounts and when purchasing or redeeming shares.

Householding
In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 800-992-4144 to request individual copies of these documents or if your shares are held through a financial institution please contact them directly.  The Fund will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

HOW TO REDEEM FUND SHARES

You may redeem all or a portion of your shares on any business day the NYSE is open.  Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order.  Payment is typically made within one or two business days of receipt of a valid redemption request.

Redemption by Mail
You may mail your redemption request to:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

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It is important that your redemption request be mailed to the correct address and be in good order.  If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed.  No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in “good order” if the following information is included:

▪	The name of the Fund and Class of shares;
▪	The dollar amount or number of shares being redeemed;
▪	The account registration number; and
▪	The signatures of all registered shareholders as registered, providing a signature guarantee(s), if applicable (see “Signature Guarantee” below).

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents.  Please contact USBFS if your account is registered in one of these categories.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

Redemption by Telephone
Unless you have declined telephone transaction privileges on your New Account Application Form, you may redeem shares in any amount, but not less than $100, by instructing USBFS by phone at 800-992-4144.  A signature guarantee may be required of all shareholders in order to change telephone redemption privileges. Once a telephone transaction has been placed, it cannot be canceled or modified.

Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

▪	That you correctly state your Fund account number;
▪	The name in which your account is registered;
▪	The social security or tax identification number under which the account is registered; and
▪	The address of the account holder, as stated in the New Account Application Form.

Signature Guarantee
In addition to the requirements discussed above, a signature guarantee may be needed:

▪	If ownership is changed on your account;
▪	When redemption proceeds are sent to any person, address or bank account not on record;
▪	For written requests to wire redemption proceeds (if not previously authorized on the account);
▪	If a change of address was received by the Transfer Agent within the last 30 days;
▪	For redemptions over $50,000 from any shareholder account; or
▪	When establishing or modifying certain services on an account.

The Fund reserves the right to require a signature guarantee under other circumstances.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above).  If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received.  If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

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Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent.  However, if any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the date you purchased shares.  You may avoid these delays by purchasing shares of the Fund by wire transfer.  The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you do not provide a correct social security or tax identification number or the Internal Revenue Service (“IRS”) notifies the Fund that you are subject to backup withholding.  See “Dividends, Distributions and Taxes” in this prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered.  You may also request payment by wire transfer or electronic funds transfer through the ACH network to your predetermined bank account.  There is no charge for redemption payments that are mailed or sent via ACH.  ACH payments are usually available within 2 business days.  Redemption payments sent by wire transfer must be at least $1,000, and the Fund’s transfer agent currently charges $12 for each wire transfer which, for financial intermediaries, may be paid for by the Fund.  Your bank may also impose an incoming wire charge.  Wire fees are charged against the account only in the case of dollar specific redemptions.  In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder.  If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions.  As of the date of this Prospectus, the Fund had not instituted such a policy.  However, the Fund’s articles of incorporation authorize the Board of Directors to institute such a policy if the board determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

Financial Intermediaries
You may also redeem shares of the Fund through a third party financial intermediary, such as a broker-dealer, financial institution or other financial service firm.  A financial intermediary may use procedures and impose restrictions (and possibly charge fees) that are different from those applicable to shareholders who redeem directly from the Fund.

Market Timing
The Fund is designed for long-term investors.  Investors who engage in frequent purchases and redemptions of Fund shares, referred to as “market timing,” may dilute the value of Fund shares, interfere with the efficient management of the Fund’s portfolio and increase the Fund’s brokerage and administrative costs.  The Fund’s Board of Directors has adopted a policy regarding such market timing.  The Fund believes that its investment strategy is not attractive to market timing investors because its portfolio holdings are primarily of domestic issuers, which eliminates “time-zone arbitrage” that may be associated with funds that have significant holdings in foreign securities traded on foreign exchanges.  In addition, the Fund invests primarily in large capitalization “blue chip” companies that historically have exhibited a relatively low level of the short-term volatility usually sought by market timing investors.  As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

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However, the Fund discourages market timing and monitors trading activity using a variety of techniques.  These techniques are applied uniformly to all shareholders and may change from time to time as approved by the Fund’s Board of Directors.

In an effort to discourage market timing and minimize potential harm to the Fund and its shareholders, the Fund reserves the right to identify trading practices as abusive.  The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines that the rejection or suspension is in the best interests of the Fund.

Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, because the Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Fund cannot always detect market timing.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

Additional Redemption Information
Neither the Fund, the Investment Adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this prospectus.

General Transaction Policies
The Fund reserves the right to:

▪	Vary or waive any minimum investment requirement.
▪
Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

▪	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

Your broker/dealer or other financial service firm may establish policies that differ from those of the Fund.  For example, the financial service firm may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker/dealer or other financial service firm for details.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis.  These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash.

If you elect to receive distributions and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s current NAV and reinvest all subsequent distributions.

The Fund will notify you following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code.  By qualifying as a RIC and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

The tax characteristics of distributions from the Fund are the same whether paid in cash or in additional shares.  For federal income tax purposes, distributions of net investment income are taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares.  In the case of noncorporate shareholders, certain dividend distributions may be classified as qualified dividend income taxable at long-term capital gain rates.  A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund.  You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply.  Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the IRS.  The Fund generally does not accept an application to open an account that does not comply with these requirements.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders.  There may be other federal, state or local tax considerations applicable to a particular shareholder.  Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

CONFIRMATION AND STATEMENTS

The Fund’s transfer agent, USBFS, will send you a statement of your account after every transaction affecting your share balance or account registration.  Please allow seven to ten business days for the transfer agent to confirm your order.  The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter.  Generally, a statement with tax information will be mailed to you by January 31 of each year.  A copy of the tax statement also is filed with the IRS.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter.  Each of these reports includes a statement listing the Fund’s portfolio securities.

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DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund’s complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in the quarterly holdings report on Form N-Q. The Fund also discloses its portfolio holdings as of each calendar quarter end on the website of its Adviser at www.jenseninvestment.com.  The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information or at other times during the quarter when the Fund makes significant changes to its portfolio holdings.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.  A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly.  Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

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the Jensen Portfolio

DIRECTORS
Roger A. Cooke, J.D.
Robert Harold, C.P.A. (Retired)
Thomas L. Thomsen, Jr.
Kenneth Thrasher
Gary W. Hibler, Ph. D
Val E. Jensen (Chairman)
Louis B. Perry, Ph. D (Director Emeritus)

INVESTMENT ADVISER
Jensen Investment Management, Inc.
5300 Meadows Road
Suite 250
Lake Oswego, OR 97035-8234
Telephone:     503-726-4384
800-221-4384
www.jenseninvestment.com

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, WI 53202

OFFICERS
Robert D. McIver, President
Robert F. Zagunis, Vice President
Robert G. Millen, Vice President and Secretary
Brian S. Ferrie, Treasurer and Chief Compliance Officer

LEGAL COUNSEL
Stoel Rives LLP
Suite 2600
900 SW Fifth Avenue
Portland, OR  97204-1268

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
-or-
Third Floor
615 East Michigan Street
Milwaukee, WI  53202-5207
Telephone:  800-992-4144

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207

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NOTICE OF PRIVACY POLICY

Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, “Jensen”) have had a long-standing policy of maintaining strict confidentiality over customer information.  Jensen’s policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted or required by law.  For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions.  Jensen is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:

▪
Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

▪
Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

This page is not a part of the Prospectus.

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the Jensen Portfolio – R Shares

For More Information

The annual and semi-annual reports provide the Fund’s most recent financial report and portfolio holdings.  The annual report contains a letter from the Fund’s manager discussing the market conditions and investment strategies that affected the Fund’s performance during its last fiscal year.  The Statement of Additional Information (“SAI”) supplements this Prospectus and is incorporated into this Prospectus by reference.  The SAI includes a list of the Fund’s investment policies and restrictions, as well as more detail about the management of the Fund.

The annual and semi-annual reports and the SAI are available free of charge upon request by contacting the Fund toll free at 800-992-4144 or on the Fund’s website at www.jenseninvestment.com. You may also call this toll-free number to request additional information about the Fund.  You may also review these documents and other information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.  Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the
Public Reference Section,
Securities and Exchange Commission,
Washington, D.C. 20549-0102.

SEC File Number:  811-6653

STATEMENT OF
ADDITIONAL INFORMATION
September 28, 2008

THE JENSEN PORTFOLIO, INC.

5300 Meadows Road, Suite 250
Lake Oswego, OR  97035-8234

800-992-4144
www.jenseninvestment.com

This Statement of Additional Information (“SAI”) provides general information about The Jensen Portfolio, Inc. (the “Fund”).  This SAI is not a Prospectus.  The Fund offers its shares through separate Prospectuses dated September 28, 2008 for each of its Class J, Class I, and Class R shares and this SAI should be read in conjunction with those Prospectuses.  This SAI is incorporated by reference into the Fund’s Prospectuses.  In other words, it is legally a part of the Fund’s Prospectuses.  The Prospectuses are available upon request without charge by writing the Fund c/o U.S. Bancorp Fund Services LLC, 615 E. Michigan Street, Milwaukee, WI 53202 or calling 1-800-992-4144.

The Fund’s most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Fund’s 2007 Annual Report as filed with the Securities and Exchange Commission.

Page

DESCRIPTION OF THE FUND	1
History and Classification	1
Investment Strategies and Risks	1

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	3

MANAGEMENT OF THE FUND	4
Directors and Officers	4
Board Committees	7
Compensation	8
Director Ownership of Fund Shares	8

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	9
Control Persons	9
Principal Shareholders	9

INVESTMENT ADVISORY AND OTHER SERVICES	10
Investment Adviser	10
Management of the Investment Adviser	11
Board Consideration and Approval of the Advisory Agreement	12
Portfolio Manager	12
Administrator	14
Custodian, Transfer Agent and Dividend Disbursing Agent	15

DISTRIBUTION OF FUND SHARES	15
Distributor	15
Distribution and Shareholder Servicing Plans	15
Fund Supermarkets	17
Shareholder Servicing Plan	17
Code of Ethics	17
Proxy Voting Guidelines	18
Anti-Money Laundering Program	19

BROKERAGE ALLOCATION AND OTHER PORTFOLIO TRANSACTIONS	19
General Considerations	19
Capital Stock	20

PURCHASE, REDEMPTION AND PRICING OF FUND SHARES	21
Purchases and Redemptions	21
Conversion Privileges	21
Pricing of Fund Shares	21

TAXATION OF THE FUND	22
Tax Status of the Fund	23
Taxation of Fund Distributions	23
Other Tax Considerations	24
Additional Information	24

PERFORMANCE INFORMATION	25
Average Annual Total Returns (Before Taxes)	25
Average Annual Total Return (after Taxes on Distributions)	25
Average Annual Total Return (after Taxes on Distributions and Redemptions)	25

GENERAL INFORMATION	26
Independent Registered Public Accounting Firm	26
Limitation of Director Liability	26
Registration Statement	26
Financial Statements	26

APPENDIX A	APPENDIX-1

i

DESCRIPTION OF THE FUND

History and Classification

The Jensen Portfolio, Inc. (the “Fund”) is a no-load mutual fund that is an open-end, nondiversified, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  The Fund was organized as an Oregon corporation on April 17, 1992 and commenced operations on August 3, 1992.  Prior to that date, the Fund had no operations other than organizational matters.

The Fund is designed to provide individuals and trusts, pension and profit sharing plans, employee benefit trusts, endowments, foundations, other institutions, and corporations with access to the professional investment management services offered by Jensen Investment Management, Inc., which serves as the investment adviser (the “Investment Adviser” or “Adviser”) to the Fund.

In accordance with a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, the Fund offers three classes of shares for investors—Class J, Class R and Class I shares.  Class J is the class of shares comprising the original Jensen Fund.  Class J shares are  available to retail investors and assessed a combined distribution and shareholder servicing fee of 0.25% per year of the Fund’s average daily net assets for Class J shares.  Class R shares  are available to defined contribution plans and other retirement plans and assessed a combined distribution and shareholder servicing fee of 0.50% per year of the Fund’s average daily net assets for Class R shares.  Class I shares  are available to institutions and individuals willing to make a significant initial investment, and to employees of the Investment Adviser.  Class I shares are assessed a  shareholder servicing fee not to exceed 0.10% per year of the Fund’s average daily net assets for Class I shares, and are  not subject to any distribution fees.  More information regarding the Rule 12b-1 Plan and Shareholder Servicing Plan can be found under the sub-heading “Distribution and Shareholder Servicing Plans.”

See “Management of the Fund” and “Investment Advisory and Other Services” in this SAI for more information about the Adviser.

Investment Strategies and Risks

The Fund’s principal investment objective is long-term capital appreciation.

The Prospectus discusses the types of securities in which the Fund will invest, and describes the Fund’s investment objectives and strategies.  See “Investment Objective, Principal Investment Strategies and Primary Risks” in the Prospectus.  This Statement of Additional Information (“SAI”) contains information supplemental to the Prospectus concerning the techniques and operations of the Fund, the securities the Fund will invest in, and the policies the Fund will follow.

Commercial Paper Ratings

Moody’s Investors Services (“Moody’s”) and Standard & Poor’s Corporation (“S&P”) are private services that provide ratings of the credit quality of commercial paper.  A description of the ratings assigned to commercial paper by Moody’s and S&P are included as Appendix A to this SAI.  The Fund may purchase commercial paper that is rated P-1 by Moody’s or A-1 by S&P and demand notes issued by companies whose commercial paper receives such ratings.

ADRs

The Fund may invest in certain foreign securities, directly and by purchasing American Depositary Receipts (“ADRs”).  In addition, the Fund invests in domestic companies that engage in substantial foreign business.  Some of the risk factors associated with such investments are described in the Prospectus under “Primary Risks—International Risks, Foreign Securities and ADRs.”  This information supplements the information about ADRs contained in the Prospectus.

Generally, ADRs are denominated in United States dollars and are publicly traded on exchanges or over-the-counter in the United States.  ADRs are receipts issued by domestic banks or trust companies evidencing the deposit of a security of a foreign issuer.

ADRs may be issued in sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.  The Fund will acquire only ADRs issued in sponsored programs.

Fundamental Investment Restrictions

The Fund has adopted the fundamental investment restrictions below.  These restrictions may not be changed without the approval of the shareholders.  Any change must be approved by the lesser of:

(1)	67% or more of the Fund’s shares present at a shareholder meeting if the holders of more than 50% of the Fund’s outstanding shares are present in person or by proxy; or

(2)	More than 50% of the Fund’s outstanding shares.

In accordance with these restrictions, the Fund may not:

1.	At the close of any fiscal quarter, have less than 50% of its total assets represented by:

(i)	Cash and cash equivalents permitted by Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”), and government securities; and

(ii)
Other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

Compliance with the Fund’s policy limiting to 5% the amount of assets that may be invested in any one issuer is measured at the close of each fiscal quarter.  The percentage of Fund assets in any one issuer could amount to more than 5% due to market appreciation of the Fund’s investment.  Changes to valuations between measurement dates will not necessarily affect compliance with this policy.  The Fund’s investment in any one issuer will not, however, exceed 25% of the value of the Fund’s total assets at the close of any fiscal quarter.

2.
Concentrate its investments in any one industry if, as a result, 25% or more of the Fund’s assets will be invested in such industry.  This restriction, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

3.	Borrow money, except as permitted under the 1940 Act.

4.	Purchase securities on margin, except such short-term credits as are standard in the industry for the clearance of transactions.

5.	Make short sales of securities or maintain a short position.

6.	Lend portfolio securities.

7.
Make loans to any person or entity, except that the Fund may, consistent with its investment objectives and policies, invest in:  (a) publicly traded debt securities; (b) commercial paper; and (c) demand notes, even though the investment in such obligations may be deemed to be the making of loans.

8.
Invest in, or engage in transactions involving:  real estate or real estate mortgage loans; commodities or commodities contracts, including futures contracts; oil, gas or other mineral exploration or development programs, or option contracts.

9.	Invest in any security that would expose the Fund to unlimited liability.

10.	Underwrite the securities of other issuers, or invest in restricted or illiquid securities.

11.	Invest in securities of other investment companies, except as permitted under the 1940 Act.

12.	Issue any senior securities.

13.
Change the investment policies set forth in the Fund’s then current Prospectus and SAI, unless at least 30 days’ prior written notice is provided to each shareholder describing each policy change and the reasons for the change.

Portfolio Turnover

The Fund purchases portfolio securities with the expectation of holding them for long-term appreciation.  The Fund will not sell its position in a portfolio company unless the Adviser determines that:

•
The portfolio company should be replaced with another qualifying security that the Adviser has determined to have a greater opportunity to achieve the Fund’s objective (as further described in the Fund’s Prospectus); or

•
The issuer of the security no longer meets one or more of the investment criteria specified in the Fund’s Prospectus.  However, if such failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may hold and continue to invest in the company.

Accordingly, the Fund does not expect its annual portfolio turnover generally to exceed 25%.  The turnover rate could, however, be significantly higher or lower depending on the performance of the portfolio companies, the number of shares of the Fund that are redeemed, or other external factors outside the control of the Fund and the Adviser.

In computing the portfolio turnover rate, all securities whose maturity or expiration dates at the time of acquisition was one year or less are excluded.  The turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.

The annual portfolio turnover rates for the past two fiscal years are as follows:

Year Ended May 31,
2007	2006
13.77%	10.20%

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund’s Board of Directors has adopted portfolio holdings disclosure policies that govern the timing and circumstances of disclosing the Fund’s portfolio investments to shareholders and third-parties to ensure that disclosure is in the best interests of the Fund’s shareholders.  In adopting the policies, the Board of Directors considered actual and potential material conflicts that could arise between the interests of Fund shareholders, the Adviser, distributor, or any other person affiliated with the Fund.

The Fund’s complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in the quarterly holdings reports on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund also discloses its portfolio holdings as of each calendar quarter end on the website of its Adviser at www.jenseninvestment.com.  The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information.  In the event that the Fund makes significant changes to its portfolio holdings during the calendar quarter, the Fund may choose to update its portfolio holdings information on the website.

The Fund may provide to any person, including rating and ranking organizations, its portfolio holdings information commencing the day after it is first published on the website.  In addition, third-party service providers may receive portfolio holdings information on a more frequent basis when there is a legitimate business purpose for such disclosure.  These third party service providers may include the custodian, administrator, transfer agent, distributor, legal counsel, independent registered public accounting firm, proxy services, printers, broker-dealers executing fund transactions and investment research data services.

The Fund’s portfolio holdings policies and procedures prohibit the Adviser, its affiliates or employees, and the Fund from receiving any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The Fund’s Board of Directors reviews and assesses the adequacy and reasonableness of the Fund’s portfolio holdings disclosure policies and procedures on an annual basis.

MANAGEMENT OF THE FUND

Directors and Officers

The Fund is managed under the supervision of its Board of Directors, which consists of six individuals, four of whom are not “interested” persons of the Fund or the Adviser as that term is defined under the 1940 Act (“Independent Directors”).  In addition to these six directors, the Board of Directors also includes an individual who serves as a director emeritus to the Fund.  In his capacity as director emeritus, this individual is not entitled to vote on matters that come before the Board of Directors and receives no compensation from the Fund or the Adviser.  The Board of Directors is responsible for the overall management of the Fund, including the general supervision and review of the Fund’s investment policies and activities.  The Board of Directors appoints the officers who conduct the day-to-day business of the Fund.  The directors are fiduciaries for the Fund’s shareholders and are governed by the laws of the state of Oregon in this capacity.

The directors and officers of the Fund are listed below, together with information about their principal business occupations during at least the last five years:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors
Roger A. Cooke, J.D. Age: 59 The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	Independent Director	Indefinite Term; since June 1999.	Vice President – Regulatory and Legal Affairs of Precision Castparts Corp., an investment casting and forging company, (2000 – present); Executive Vice President – Regulatory and Legal Affairs of Fred Meyer, Inc., a retail grocery and general merchandise company, (1992 – 2000).	1	None

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert E. Harold, C.P.A. (Retired) Age: 60 The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	Independent Director	Indefinite Term; since September 2000.	Retired. Senior Director of Financial Planning of Nike, Inc., a footwear and apparel company (2001 – 2002); Global Brand Controller for Nike, Inc. (1996, 1997, 2000 – 2001); Interim Chief Financial Officer for Nike, Inc. (1998 – 1999); Interim Chief Executive Officer for Laika, Inc. (formerly Will Vinton Studios), an animation studio (March 2005 – October 2005).	1
Director of StoriedLearning, Inc. (2000 - 2003); Director of St. Mary’s Academy, a non-profit high school (2000 - present); Director of Laika, Inc. (formerly Will Vinton Studios), an animation studio (2002 - present); Director of The Sisters of the Holy Names Foundation (2004 - present).

Thomas L. Thomsen, Jr. Age: 63 The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	Independent Director	Indefinite Term; since December 2003.	Private rancher and real estate investor (2002-present); Chief Executive Officer (2000 – 2002) and President (1998 – 2000) of Columbia Management Company (now called Columbia Management Advisors, Inc.), investment adviser to the Columbia Funds family of mutual funds and to institutional and individual investors.	1	None

Kenneth Thrasher Age: 57 The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	Independent Director	Indefinite Term; since July 2007.	Chairman and CEO of Complí, a web-based automotive dealership software solution company (2002 – present).	1	Northwest Natural Gas Company (a natural gas distribution and service provider).

Louis B. Perry, Ph.D.** Age: 89 The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	Director Emeritus	Indefinite Term; Served since inception (at times as Independent Director).	Retired.	1	None

Interested Directors

Val E. Jensen*** Age: 78 The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	Director and Chairman	Indefinite Term; Served as Director since inception; Served as President from inception to March 2002; Served as Chairman since March 2002.	Chairman and Director of Jensen Investment Management, Inc., (1988 – 2004).	1	None

Gary W. Hibler, Ph.D.*** Age: 64 The Jensen Portfolio, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	Director	Indefinite Term; Served as Director since inception; Served as Secretary from inception to March 2002; Served as Treasurer from December 2002 to March 2004; Served as President from March 2002 to February 2007.	President and Director of Jensen Investment Management, Inc. (1999 – February 2007); Secretary and Director of Jensen Investment Management, Inc. (1994-1999).	1	None

Officers of the Fund
Robert D. McIver*** Age: 41 Jensen Investment Management, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	President	1 Year term; Served since February 2007
President of Jensen Investment Management, Inc. (February 2007-present); Director of Operations of Jensen Investment Management, Inc. (2004- February 2007); General Manager of Fairmont Villa Management and Vice President of Fairmont Riverside Golf Estates Ltd (2001-2004).
				N/A	N/A

Robert F. Zagunis*** Age: 53 Jensen Investment Management, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	Vice President	1 Year term; Served since inception.	Vice President and Director of Jensen Investment Management, Inc. (1993 – present).	N/A	N/A

Brian S. Ferrie*** Age: 49 Jensen Investment Management, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	Treasurer and Chief Compliance Officer	1 Year Term; Served since March 2004.
Director of Finance and Chief Compliance Officer for Jensen Investment Management, Inc. (2003 - present); Vice President and CFO of Berger Financial Group LLC (2001 - 2003); Vice President and Chief Compliance Officer of Berger Financial Group LLC (1994 - 2001).
				N/A	N/A

Robert G. Millen*** Age: 60 Jensen Investment Management, Inc. 5300 Meadows Road, Suite 250 Lake Oswego, OR 97035-8234	Vice President and Secretary	1 Year Term; Served as Vice President from July 2001 to March 2002 and since June 2005; Served as Secretary since March 2002.
Vice President and Director  (2000 – present) and Chairman (February 2007 – present) of Jensen Investment Management, Inc.; Vice President of Principal Financial Group, an insurance company (1997 – 2000).
				N/A	N/A

* Each director serves for an indefinite term in accordance with the Bylaws of the Fund until the date a director resigns, retires or is removed in accordance with the Bylaws of the Fund.

**Dr. Perry is a director emeritus of the Fund and receives no fees.  A director emeritus may participate in meetings of the Fund’s Board of Directors but may not vote on any matter.

***This individual is an “interested person” of the Fund within the meaning of the 1940 Act.  Mr. Jensen is deemed an interested person because Mr. Jensen was a control person and director of the Fund’s Investment Adviser and through March 2008 received from the Investment Adviser annual installment payments of the purchase price for the sale of his shares of the Investment Adviser to the Investment Adviser in March 2004.  Dr. Hibler is an interested person because he was a control person, director and President of the Fund’s Investment Adviser until February 2007 and will receive annual installment payments of the purchase price for the February 2007 sale of his shares of the Investment Adviser to the Investment Adviser through at least 2011 .

Board Committees

Audit Committee

The Fund’s Audit Committee is comprised of all of the Independent Directors.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the independent registered public accounting firm engaged by the Fund concerning the scope of the audit and the independent registered public accounting firm’s independence.  The Audit Committee meets once a year, and if necessary, more frequently.  The Audit Committee met two times during the fiscal year ended May 31, 2007.

Nominating Committee

The Fund’s Nominating Committee is comprised of all of the Independent Directors.  The Nominating Committee evaluates and nominates Board of Director candidates.    The Nominating Committee will consider properly qualified candidates for the Board of Directors submitted by shareholders.  Shareholders who wish to recommend a candidate for the Board may do so by submitting appropriate background material concerning the candidate’s qualifications to the Chairman of the Nominating Committee, 5300 Meadows Road, Suite 250 Lake Oswego, OR  97035-8234.The Nominating Committee met one time during the fiscal year ended May 31, 2007.

Compensation

The Fund does not compensate directors who are officers or employees of the Investment Adviser.  During the fiscal year ending May 31, 2007, the independent directors received an annual retainer of $18,000 from the Fund, plus a fee of $2,000 for each Board meeting attended in person and $1,000 for each Board meeting held by telephone.  They are also reimbursed for travel and other out-of-pocket expenses in connection with attendance at Board meetings, but such reimbursements are not considered “compensation” and therefore are not included in the amounts shown in the table below ..  The Fund does not offer any retirement benefits for the directors.  The Board holds regular quarterly meetings.  During the fiscal year ended May 31, 2007, the directors received the following compensation from the Fund:

Name of Person	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefit Upon Retirement	Total Compensation from Fund Paid to Directors
Norman W. Achen(4)	$32,000	None	None	$32,000
Roger A. Cooke	$32,000	None	None	$32,000
Robert E. Harold(2)	$37,833	None	None	$37,833
Louis B. Perry(1)	None	None	None	None
Thomas L. Thomsen, Jr.	$32,000	None	None	$32,000
Kenneth Thrasher(3)	None	None	None	None
Gary W. Hibler	None	None	None	None
Val E. Jensen	None	None	None	None

(1) Dr. Louis B. Perry serves as a director emeritus of the Fund and receives no fees for his service.

(2) Mr. Harold has been designated as the lead independent director of the Board, for which he receives an annual fee of $10,000.

(3) Mr. Thrasher was appointed to the Board of Directors on July 11, 2007.

(4) Mr. Achen resigned from the Board of Directors as of January 9, 2008.

For the fiscal year ended May 31, 2007, members of the Audit Committee were paid a fee of $1,000 for each meeting attended in person, and independent directors were paid a fee of $1,000 for each meeting of the independent directors attended in person.

Director Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each director in the Fund as of December 31, 2006:

Interested Directors:
Name of Director	Aggregate Dollar Range of Equity Securities in the Fund
Gary W. Hibler	Over $100,000
Val Jensen	Over $100,000

Independent Directors/Director Emeritus:
Name of Director	Aggregate Dollar Range of Equity Securities in the Fund
Norman W. Achen (1)	Over $100,000
Roger A. Cooke	Over $100,000
Robert E. Harold	Over $100,000
Thomas L. Thomsen, Jr.	Over $100,000
Louis B. Perry (Director Emeritus)	Over $100,000
Kenneth Thrasher(2)	$0

(1) Mr. Achen resigned from the Board of Directors as of January 9, 2008.

(2) Mr. Thrasher was appointed to the Board of Directors on July 11, 2007.

The Fund is not part of any fund complex or family of investment companies, and the Fund is the only registered investment company to which the Investment Adviser acts as an investment adviser.

As of December 31, 2006, none of the Independent Directors, Director Emeritus or members of their immediate families owned any securities of the Adviser, the Distributor or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor.  During the two most recently completed calendar years, none of the Independent Directors, Director Emeritus or members of their immediate families conducted any transactions (or series of transactions) with the Adviser, Distributor or any affiliate of the Adviser or Distributor in which the amount involved exceeded $120,000.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control Persons

As of August 31, 2007, officers and directors, as a group, owned of record or beneficially less than 1% of the outstanding shares of any class of the Fund.  As of August 31, 2007, there were no control persons of the Fund.  The term “control” means:

•	The beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company;

•	The acknowledgment or assertion by either the controlled or controlling party of the existence of control; or

•	A final adjudication under section 2(a)(9) of the 1940 Act that control exists.

Principal Shareholders

As of August 31, 2007, the following shareholders owned of record or beneficially more than 5 percent of the Fund’s outstanding shares:

Class J Shares

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Reinvest Account Special Custody Account for Benefit of Cust. 101 Montgomery Street San Francisco, CA 94104-4151	31,109,886.284	45.60%	Record

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services LLC CUST FBO Its Customers One World Financial Center 200 Liberty St. New York, NY 10281-1003	14,178,707.343	20.78%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07303-2052	5,898,026.106	8.65%	Record

Class I Shares

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Reinvest Account Special Custody Account for Benefit of Cust. 101 Montgomery Street San Francisco, CA 94104-4151	5,517,685.378	45.18%	Record
National Financial Services LLC CUST FBO Its Customers One World Financial Center 200 Liberty St. New York, NY 10281-1003	3,206,431.415	26.25%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07303-2052	1,272,132.838	10.42%	Record

Class R Shares

Name and Address	Shares	% Ownership	Type of Ownership
Great West Life & Annuity 8515 E. Orchard Rd #2T2 Greenwood Village, CO 80111-5002	610,319.452	81.31%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Jensen Investment Management, Inc., the investment adviser to the Fund since its inception in 1992, is currently operating under an Investment Advisory and Service Contract  dated February 28, 2007 (“Advisory Agreement”), which was approved by the Board of Directors on July 19, 2006 and approved by shareholders of the Fund on December 13, 2006. Under the Advisory Agreement, the Adviser is responsible for the overall management of the Fund.  The Adviser reviews the portfolio of securities and investments in the Fund, and advises and assists the Fund in the selection, acquisition, holding or disposal of securities and makes recommendations with respect to other aspects and affairs of the Fund.  The Adviser is also responsible for placing orders for the purchase and sale of the Fund’s investments directly with the issuers or with brokers or dealers selected by the Adviser.  See “Brokerage Allocation and Other Portfolio Transactions” in this SAI.  Additional information about the services provided by the Adviser to the Fund is described under “Management of the Fund” in the Fund’s Prospectuses.

Management of the Investment Adviser

Robert D. McIver, Robert F. Zagunis, Robert G. Millen and Brian S. Ferrie are officers and/or directors of the Adviser.  See “Management of the Fund” in this SAI for information about them.

Each of Mr. Zagunis and Mr. Millen, two of the Investment Adviser’s principals and members of its investment committee, beneficially own more than 25% but less than 50% of the outstanding stock of the Investment Adviser.  Accordingly, each of Robert Zagunis and Bob Millen is presumed to be a control person of the Investment Adviser.

As compensation for its services under the Advisory Agreement, the Adviser receives a monthly fee at the annual rate of 0.50% of the average daily net assets of the Fund.  The advisory fees paid to the Adviser for the services provided to the Fund for the past three fiscal years were as follows:

Year Ended May 31,
2007	2006	2005
$11,020,906	$13,157,111	$13,407,591

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder, the Adviser is not liable for any act or omission or loss in the course of, or in connection with, the rendering of services under the Advisory Agreement.  The Advisory Agreement does not restrict the ability of the Adviser to act as investment adviser for any other person, firm or corporation, and the Adviser advises other individual and institutional investors.  The Adviser does not advise any other mutual fund.

The Advisory Agreement was most recently approved by the Board of Directors on July 19, 2006 and by the Fund’s shareholders on December 13, 2006, and is effective from February 28, 2007 through the  period ending August 1, 2008 (or sooner if terminated in accordance with the 1940 Act or as provided by the terms of the Advisory Agreement).  The Advisory Agreement shall continue in effect from year-to-year after August 1, 2008 so long as such continuance is approved annually by either  (1) the Board of Directors of the Fund; or (2) a vote of the majority of the outstanding voting shares of the Fund.

The Advisory Agreement is terminable without penalty on not less than 60 days’ written notice by the Board of Directors of the Fund, by vote of the majority of the outstanding voting shares of the Fund, or upon not less than 60 days’ written notice by the Adviser.  The Advisory Agreement terminates automatically upon assignment as defined in the 1940 Act.  In addition, the Advisory Agreement provides that, in the event of a material change in the management or ownership of the Adviser, whether caused by death, disability or other reason, the Fund’s Board of Directors is required to meet as soon as practicable after such event to consider whether another investment adviser should be selected for the Fund.  In such event, the Advisory Agreement may be terminated without any prior notice.

The Advisory Agreement reserves to the Adviser the right to grant the use of a name similar to the Fund’s name to another investment company or business enterprise without approval of the Fund’s shareholders and reserves the right of the Adviser to withdraw from the Fund the use of the Fund’s name.  However, if the Adviser chooses to withdraw from the Fund the use of the Fund’s name, at the time of such withdrawal, the Adviser would have to submit to the Fund’s shareholders the question of whether they wish to continue the Advisory Agreement.

As used in this SAI and in the Fund’s Prospectuses, when referring to approval of the Advisory Agreement to be obtained from shareholders of the Fund, the term “majority” means the vote, at any meeting of the shareholders, of the lesser of:

(1)	67% or more of the Fund’s shares present at such meeting, if the holders of more than 50% of the Fund’s outstanding shares are present in person or by proxy; or

(2)	More than 50% of the Fund’s outstanding shares.

Board Consideration and Approval of the Advisory Agreement

           A discussion of the Board of Director’s most recent decision on July 19, 2006 to approve the Advisory Agreement for the period from February 28, 2007 until August 1, 2008 is available in the Fund’s Annual Report to shareholders for the period ending May 31, 2007.

Portfolio Manager

The Fund is managed by an investment team consisting of Robert F. Zagunis, Robert G. Millen, Eric H. Schoenstein, Robert D. McIver and Kurt M. Havnaer.  In addition to the Fund, the team and certain individual portfolio managers manage accounts for high-net-worth individuals and institutional investors, including pension plans, foundations and endowments (“other accounts”), as set forth below as of May 31, 2007.

	Total Accounts		Accounts with Performance Based Fees
Portfolio Manager Other Accounts	Number	Assets (in millions)	Number	Assets
Jensen Investment Team
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$289	0	$0
Other Accounts	33	$246	0	$0

Robert F. Zagunis
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	74	$226	0	$0

Robert G. Millen
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	66	$83	0	$0

Robert D. McIver
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	56	$66	0	$0

Portfolio managers manage other accounts that share the Fund’s primary investment objective of long-term capital appreciation and generally have the same principal investment strategies.  Because the Adviser employs a similar investment approach in managing the Fund and the other accounts, conflicts of interest may arise.   As a result, the Adviser has adopted trade allocation procedures that, among other things, insure that the trades are allocated fairly and equitably to the other accounts and the Fund consistent with the Adviser’s fiduciary duty to each client.

In determining a fair allocation, the Adviser evaluates a number of factors, including among others, the size of the transaction, transaction costs and the relative size of a client’s account.  Because the substantial majority of the equity securities purchased by the Adviser for its clients have abundant liquidity and high average daily trading volume, market impact is often not a significant concern.  However, when the same investment decision is made for more than one client account, which may include the Fund, orders are generally combined for execution as a “block” trade (with the exception of de minimis orders).  Execution prices for block trades are averaged and each participating account receives that average price.  Partially filled orders are allocated pro rata each day in proportion to each account’s order size.

Conflicts of interest may also arise when portfolio managers trade securities for their own accounts that the Adviser recommends to the Fund and other accounts.  These trades are subject to the Adviser’s Code of Ethics and Standards of Conduct (the “Code”), which is designed to detect and limit conflicts of interest and ensure compliance with applicable laws in the conduct of the Adviser’s business.  The Code requires all portfolio managers to place the interests of the Adviser’s clients ahead of their own interests and the interests of the Adviser, that they not take inappropriate advantage of their position with the Adviser and that they conduct their personal securities transactions in a manner that is not inconsistent with the interests of the Adviser’s clients.  The Code includes restrictions and prohibitions on personal trading and various reporting obligations regarding the portfolio manager’s personal securities transactions and holdings.

The Adviser has not identified any other material conflicts between the Fund and other accounts managed by the portfolio managers.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  Portfolio managers may give advice, exercise investment responsibility or take other actions that differ among clients.  While portfolio managers treat all clients on a fair and equitable basis relative to each other, each account has differing tax considerations, account sizes, policies and investment restrictions.  Clients may not participate in all investments or they may participate in different degrees or at different times as other clients.  As a result, unequal time and attention may be devoted to the Fund and other accounts.  In addition, the various management fees charged to the other accounts is generally higher than the management fee charged to the Fund.  This could create an apparent conflict of interest where a portfolio manager may appear to have favored an account with a higher management fee solely because the account has outperformed the Fund.  However, this apparent conflict is mitigated by the fact that the Fund represents the primary source of the Adviser’s total management fee revenue and the portfolio managers do not directly receive any separate compensation based on management fees generated or performance-based fees.

As of May 31, 2007, the investment team’s compensation is paid by the Fund’s Adviser.  The investment team’s compensation consists primarily of a fixed salary and a bonus.  Each member’s salary is reviewed annually and is based upon consideration of various factors, including, but not limited to, merit, cost of living increases, and employment market competition and the individual member’s job performance.  Discretionary bonuses are paid to all employees of the Adviser.  After considering its profitability each year, the Adviser determines a percentage for its use in calculating bonuses which is uniformly applied to each employee’s annual salary.  In addition, the investment team, along with all eligible employees of the Adviser, participates in the Adviser’s discretionary annual Profit Sharing Plan.  At each year end, contributions to the plan are calculated as a percentage of each eligible employee’s annual salary plus bonus.  This percentage is decided upon after considering the Adviser’s profitability each year and is also applied uniformly to each such employee.  None of the investment team’s compensation is related to the performance of the Fund or the amount of the Fund’s assets.

Each member of the investment team except for Kurt M. Havnaer is a shareholder of the Adviser.  As a result, each investment team member except for Mr. Havnaer also receives his proportional share of any net profit earned by the Adviser.

Set forth below are the dollar ranges of Fund shares beneficially owned by each member of the investment team as of May 31, 2007(1):

Name of Portfolio Manager	Dollar Range of Shares Owned in the Fund
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Robert F. Zagunis					X
Robert G. Millen							X
Eric H. Schoenstein					X
Robert D. McIver			X
Kurt M. Havnaer		X

(1)	The dollar range shown includes vested ownership in Fund shares of the investment team member’s account in the Adviser’s Profit Sharing Plan.

Administrator

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Fund’s administrator, performs administrative functions for the Fund in addition to services it provides as the Fund’s transfer agent and dividend disbursing agent.  The administrative duties it performs include:

•	Compiling data for the Fund;

•	Assisting in updating the Fund’s Prospectus, SAI, proxy statements, if any, and notices to the Securities and Exchange Commission (“SEC”) required pursuant to Rule 24f-2 under the 1940 Act;

•	Preparing Semi-Annual Reports on Form N-SAR and other required Fund regulatory filings;

•	Preparing and filing all federal and state tax returns and required tax filings, other than those required to be made by the Fund’s custodian and transfer agent;

•	Preparing compliance filings pursuant to state securities laws;

•
Preparing financial statements for the Fund’s Annual and Semi-Annual Reports to Shareholders with the advice of the Fund’s independent auditors, as needed, and assisting in editing these reports if requested by the Adviser;

•	Monitoring the Fund’s expense accruals;

•	Monitoring the Fund’s status as a regulated investment company under Subchapter M of the Code;

•	Maintaining the Fund’s fidelity bond as required by the 1940 Act;

•	Periodically monitoring the Fund’s compliance with the 1940 Act and the investment limitations of the Fund as set forth in the Fund’s Prospectus; and

•	Generally assisting in the Fund’s administrative operations.

For these services, the administrator receives a monthly fee ranging from 0.0275% to 0.055% on an annual basis with breakpoints at different asset levels.  The administrative fees paid to USBFS for the services provided to the Fund for the past three fiscal years were as follows:

Year Ended May 31,
2007	2006	2005
$856,960	$966,945	$991,372

The administrator is relieved of liability to the Fund for any act or omission in the course of its performance under the administration agreement, so long as the administrator acts in good faith and is not negligent or guilty of any willful misconduct.  The administration agreement continues in effect from year-to-year.  The agreement, however, may be terminated by the Fund or by the administrator without penalty after at least 90 days’ written notice.

Custodian, Transfer Agent and Dividend Disbursing Agent

U.S. Bank, N.A. (the “Custodian”) 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, serves as the custodian of the Fund’s cash and securities.  For its custodial services to the Fund, the Custodian receives monthly fees based upon the Fund’s month-end, aggregate NAV, plus certain charges for securities transactions.  U.S. Bank, N.A. and USBFS are affiliated entities.

USBFS (“Transfer Agent”) serves as the Fund’s transfer agent and dividend disbursing agent.  The Transfer Agent processes requests for the purchase or redemption of the Fund’s shares, sends statements of ownership to shareholders, and performs other administrative duties on behalf of the Fund.  The Transfer Agent does not play any role in establishing the investment policies of the Fund or in determining which securities are to be purchased or sold by the Fund.  All fees and expenses of the Transfer Agent are paid by the Fund.  For its services as transfer agent and dividend disbursing agent, the Transfer Agent receives fees from the Fund based upon the number of shareholder accounts maintained and the number of transactions effected.  The Transfer Agent is also reimbursed by the Fund for out-of-pocket expenses.

DISTRIBUTION OF FUND SHARES
Distributor

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, is the Fund’s principal underwriter, and the distributor of the Funds’ shares pursuant to a Distribution Agreement dated March 12, 2001, and amended on July 27, 2006.  The Distribution Agreement was renewed on July 11, 2007.  The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  U.S. Bank, N.A., and the Distributor are affiliated entities.

Distribution and Shareholder Servicing Plans

As noted in the Fund’s Prospectuses, the Fund has adopted an Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “12b-1 Plan” or the “Plan”) for Class J shares and Class R shares.  The 12b-1 Plan was unanimously renewed by the Fund’s Board of Directors on July 11, 2007.  Under the Plan, Class J shares and Class R shares  pay  the Distributor or other qualified recipients an amount from Fund assets  at the following annual rates:

Class	Maximum Fee under 12b-1 Plan (as a % of average daily net assets)
Class J	0.25%
Class R	0.50%

The 12b-1 Plan is a “compensation” plan that  provides for payment by  each class to  the Distributor and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals, collectively, “financial intermediaries”) for the services they provide that are principally related to the sale and promotion of the Fund’s Class J and Class R shares or to provide certain shareholder services, including services provided by broker-dealers that maintain individual shareholder account records for, and provide shareholder servicing to, their customers who invest in the Fund through a single "omnibus" account.

Activities covered by the 12b-1 Plan include:

•	Advertising and marketing of shares of the Fund’s Class J and Class R shares;
•	Preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators;
•	Implementing and operating the 12b-1 Plan; and
•	Providing shareholder services and maintenance of shareholder accounts by qualified recipients.

The Plan must be renewed annually by the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the 12b-1 Plan, cast in person at a meeting called for that purpose.  It is also required that the Independent Directors select and nominate other Independent Directors.

The Plan and any related agreements may not be amended to increase the amount spent for distribution expenses without the approval of those shareholders holding a majority of the Fund’s outstanding shares.  All material amendments to the Plan or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payment made under the Plan.  The Distributor is also required to provide the Board of Directors with other information as requested so as to enable the Directors to make an informed decision on whether to continue the Plan from year to year.

With the exception of the Adviser and the Distributor, no “interested person” of the Fund, as defined in the 1940 Act, and no Independent Director of the Fund has or had a direct or indirect financial interest in the Plan or any related agreement.

For the fiscal period ended May 31, 2007, Class J shares of the Fund paid the following amounts under the 12b-1Plan:

Expenses	12b-1 Expenses Paid
Advertising	None
Printing/Postage	$17,383
Payment to distributor	$148,651
Compensation to financial intermediaries	$3,950,056
Marketing (paid to Adviser)	$375,396
Total	$4,491,486

For the fiscal period ended May 31, 2007, Class R shares of the Fund paid the following amounts under the 12b-1 Plan:

Expenses	12b-1 Expenses Paid
Advertising	None
Printing/Postage	$3,665
Payment to distributor	None
Compensation to financial intermediaries	$106,260
Total	$109,925

Payments made by the Fund to financial intermediaries (including those that sponsor mutual fund supermarket programs) are based primarily on the dollar amount of assets invested in the Class J and Class R shares of the Fund through the financial intermediaries.  Financial intermediaries may pay a portion of the payments received from the Fund to their investment professionals and to other financial intermediaries for which they provide clearing services.  In addition, Class J and Class R shares of the Fund may, from time to time, make payments under the 12b-1 Plan to defray expenses incurred by financial intermediaries for conducting training and educational meetings regarding various aspects of the Fund for their investment professionals.  Class J and Class R shares may also make payments under the 12b-1 Plan for exhibition space and to otherwise defray the expenses financial intermediaries incur in hosting client seminars where the Fund is discussed and in providing performance information to their clients.  Payments made by the Fund to the Adviser are to reimburse the Adviser for the costs it incurs in providing distribution and shareholder servicing to the Fund, including compensation and travel expense for sales and marketing personnel, preparation of marketing materials, exhibition space at industry conferences and payments made to media relations and marketing consulting firms.

To the extent payments made under the Plan to financial intermediaries exceed the 12b-1 fees available from each share class, the remainder is paid by the Adviser from its own resources.  These payments are substantial to the Adviser and include a portion of its profits from the advisory fee it receives from the Fund.  For the fiscal year ended May 31, 2007, the Adviser’s payments to financial intermediaries in excess of the 12b-1 fees paid by the Fund were made primarily to the following broker-dealers that sponsor mutual fund supermarket programs (see discussion below) and other financial intermediaries that provide retirement plan services, and whose customers have invested in the Fund:  Charles Schwab & Co., Inc., Fidelity Brokerage Services, Inc., Pershing LLC, TD Ameritrade, Great West Financial Services, E*Trade Financial, Mercer HR Services, Citigroup Global Markets, Prudential Investment Management Services, Wells Fargo Bank and Union Bank.

Investors should consult their financial intermediary regarding the details of the payments such intermediary receives in connection with the sale or servicing of Fund shares.

Fund Supermarkets

The Fund's Class J shares participate in various "fund supermarket" programs in which a mutual fund supermarket sponsor (generally a broker-dealer) offers many mutual funds to the sponsor's customers without charging the customers a sales charge. The Fund pays the fund supermarket sponsor a negotiated fee for distributing the Fund's Class J shares and for maintaining shareholder account records and providing shareholder services to the sponsor’s customers holding shares of the Fund.  If the fund supermarket sponsor's fees exceed the 12b-1 fees available from the Fund’s  Class J shares, the Adviser pays the remainder from its own resources.

Shareholder Servicing Plan

On October 13, 2004, the Fund adopted an Amended Shareholder Servicing Plan for the Class I shares to pay for shareholder support services from the Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of Class I shares’ average daily net assets.  Class I shares are responsible for paying a portion of shareholder servicing fees to various shareholder servicing agents  who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of the Class I shareholders.  Class I shares paid $195,355 in shareholder servicing fees during the fiscal year ended May 31, 2007.

Code of Ethics

The Fund and the Adviser have adopted a written code of ethics under Rule 17j-1 of the 1940 Act.  The Fund and the Adviser have adopted a joint Code of Ethics and Standards of Conduct (the “Code”).  Subject to the provisions of the Code, directors, officers and employees of the Adviser (“Covered Persons”) are permitted to purchase and sell for their own accounts the same securities the Adviser recommends to the Fund.  The Code is designed to detect and limit conflicts of interest and ensure compliance with applicable laws in the conduct of the Adviser’s business.  The Code requires all Covered Persons to place the interests of the Adviser’s clients ahead of their own interests and the interests of the Adviser, that they not take inappropriate advantage of their position with the Adviser and that they conduct their personal securities transactions in a manner that is not inconsistent with the interests of the Adviser’s clients.  For Covered Persons deemed to have access to nonpublic trading and holdings information for the Adviser’s clients, the Code sets forth procedures, limitations and prohibitions that govern their personal securities transactions in accounts held in their name as well as accounts in which they have indirect ownership.

Covered Persons are required to pre-clear all transactions in securities not otherwise exempt under the Code.  Requests to trade will not be approved when the proposed personal transaction would be contrary to the provisions of the Code, including instances where the Adviser has purchased or sold the security (or has a pending trade order for the security) for a client account that day or within the previous 7 days (the “Blackout Period”).  The pre-clearance requirement and Blackout Period do not apply to de minimis personal securities transactions effected by Covered Persons in securities of relatively large capitalization companies, as defined in the Code.  The Code includes other restrictions and prohibitions on personal trading, such as a ban on short-term trading (i.e., securities cannot be purchased and sold within 60 days at a profit and for Fund shares, this prohibition is extended to 180 days) and short sales of any security held in a client account, and restrictions on the purchase of securities in an IPO or private placement.  The prohibitions of the Code do not apply to certain exempt securities, such as mutual funds (excluding the Fund) and certain short-term debt securities.

In addition to the limitations and prohibitions described above, the Code subjects Covered Persons to various reporting obligations regarding their personal securities transactions and holdings. The Code is administered by the Adviser, which reviews all reportable transactions for compliance.  Violations of the Code are reviewed by Adviser management and may subject such Covered Persons to sanctions as deemed appropriate under the circumstances.

The Code also contains policies on insider trading that include procedures designed to prevent trading or communications by Covered Persons that might constitute the misuse of material, nonpublic information.

The code of ethics for the Fund and the Adviser is available by accessing the SEC’s website at www.sec.gov.

Proxy Voting Guidelines

The Adviser provides a voice on behalf of shareholders of the Fund.  The Adviser views the proxy voting process as an integral part of the relationship with the Fund.  The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly.  Therefore, the Fund delegates its authority to vote proxies to the Adviser, subject to the supervision of the Board of Directors.  The Fund’s proxy voting policies are summarized below.

Policies of the Fund’s Investment Adviser

It is the Adviser’s policy to vote all proxies received by the Fund within 10 days of receipt.  Upon receiving each proxy, the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted.  The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy.  The Adviser generally supports policies, plans and structures that give quality management teams enough flexibility to run the business in order to maximize value for owners.  Conversely, the Adviser generally opposes proposals that it believes may restrict the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest

The Adviser’s duty is to vote in the best interests of the Fund’s shareholders.  Therefore, when conflicts of interest arise between the Adviser and the Fund, the Adviser will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;

2.	Disclose the conflict to the Independent Directors of the Fund and obtain their direction on how to vote the proxy; or

3.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

In addition, the Adviser’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction on how to vote the proxy.  The Board has delegated this authority to the Independent Directors, and the proxy voting direction in such a case shall be determined by a majority of the Independent Directors.

More Information

The Fund’s voting records relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling the Fund at 1-800-992-4144 or the Adviser at 1-800-221-4384.  These materials will be sent within three business days of receipt of a request.

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

BROKERAGE ALLOCATION AND OTHER PORTFOLIO TRANSACTIONS

General Considerations

The Adviser is responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage transactions.  When placing purchase and sale orders, the Adviser’s primary objective is to obtain the best net results for the Fund, taking into account all factors it deems relevant, including:

•	Price (including the applicable brokerage commission or dealer spread) and the size of the transaction;
•	The nature of the market for the security;
•	The difficulty of execution;
•	The timing of the transaction taking into account market prices and trends;
•	The reputation, experience and financial stability of the broker involved; and
•	The quality of service rendered by the broker in other transactions.

The Adviser has no pre-existing obligations to deal with any broker or group of brokers regarding the execution of the Fund’s portfolio transactions.  However, the Adviser uses one broker, Pershing LLC, to effect most if not all of the Fund’s equity securities transactions.  Pershing LLC has agreed to execute all Fund equity securities trades at a discounted commission rate the Adviser believes is favorable to the Fund and its shareholders.  To evaluate the execution quality of these trades, the Adviser analyzes a sample of the Fund’s trades each quarter and reports its findings to the Fund’s Board of Directors.  The Fund’s custodian, U.S. Bank, N.A., executes trades daily on an agency basis to invest the Fund’s uninvested cash balances in short-term cash equivalents.  To the knowledge of the Fund’s management, no director or officer of the Fund has direct or indirect material interest in any broker that will effect the Fund’s portfolio transactions.  The Fund paid the following amounts in brokerage commissions during the past three fiscal years:

Year Ended May 31,
2007	2006	2005
$217,847	$372,063	$279,055

The Fund’s investment philosophy generally results in a low portfolio turnover rate due to the relatively few portfolio transactions during any period, other than those required by the purchase or sale of Fund shares.  As a result, for the fiscal year ended May 31, 2007, brokerage commissions represented only 0.01% of the Fund’s average net assets.

The Adviser does not engage in “soft-dollar” arrangements for research.  Although the Adviser may place brokerage business with firms that provide research, market and statistical services to the Adviser, the Fund will not pay those brokers a commission for effecting securities transactions that exceed the normal commission the broker would have received if those research services had not been provided.  Similarly, the Fund will not “pay-up” for research services in principal transactions.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser.  However, because of the similar investment approach employed by the Adviser, securities of the same issuer may be purchased, held or sold by the Fund and other accounts.  As a result, the Adviser has adopted trade allocation procedures that, among other things, insure that trades are allocated fairly and equitably to the other accounts and the Fund consistent with Adviser’s fiduciary duty to each client.  In determining a fair allocation, the Adviser evaluates a number of factors, including among others, the size of the transaction, transaction costs and the relative size of a client’s account.

When the same investment decision is made for more than one client account, which may include the Fund, orders for a security are not required to be combined for execution as a “block” trade unless the Adviser believes that one or more such orders has the potential to impact the market.  Because the substantial majority of the equity securities purchased by the Adviser for its clients have abundant liquidity and high average daily trading volume, market impact is often not a significant concern.  However, the potential for market impact may exist when (i) the investment team decides to liquidate or significantly reduce the Fund and other clients’ holdings in a security; (ii) the investment team makes the decision to purchase a new security in the Fund and other clients’ accounts; or (iii) sizeable orders for the same security for the Fund and other clients are submitted by one or more portfolio managers and reach the trading desk at approximately the same time.

In these circumstances, and often even when market impact is not a significant concern, the Adviser will generally combine all client orders given to each broker for execution as  “block” trades (with the exception of any de minimis orders which may be executed or filled separately prior to placing or completing the block trade orders).  When multiple block trades are placed with multiple brokers, the sequence in which brokers are contacted and given the block trade orders is randomly determined using computer software.  Execution prices for each block trade are averaged and each  account participating in the block trade receives that average price.  Partially filled orders for each block trade are allocated pro rata each day in proportion to each participating account’s order size.

Although the Adviser believes that ultimately the ability to participate in block trades will be beneficial to the Fund, in some cases this procedure may adversely affect the price paid or received or the size of the position purchased or sold by the Fund.

Capital Stock

The Fund was incorporated under Oregon law on April 17, 1992.  The Fund has an authorized capital of 5,000,000,000 shares of Common Stock.  The Fund offers Class J, Class I and Class R shares pursuant to a Rule 18f-3 Plan adopted by the Board of Directors in accordance with the 1940 Act.  Shares of each class represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other relative rights, preferences, limitations, and terms and conditions, except: (1) each class has a different designation; (2) each class of shares bears expenses attributable to that class as set forth in the Rule 18f-3 Plan and the relevant Prospectus; (3) each class has exclusive voting rights on matters submitted to shareholders and relate solely to the class or its distribution and service plan adopted under Rule 12b-1, if applicable; and (4) each class has separate voting rights on matters submitted to shareholders in which the interests of one class differ from the interests of another class.  The differences among the classes are subject to change by action of the Fund’s Board of Directors to the extent permitted by the 1940 Act and the Fund’s articles of incorporation and bylaws.  All issued and outstanding shares of the Fund are fully paid and non-assessable.  No share class has preemptive rights.  Fractional shares have the same rights proportionately as full shares. The Fund’s shares do not have cumulative voting rights, which means that shareholders owning more than 50 percent of Fund shares voting for the election of directors, may elect all the directors.

PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

Information concerning the purchase and redemption of the Fund’s shares is set forth under “How to Buy Fund Shares” and “How to Redeem Fund Shares” in the Fund’s Prospectuses.

Purchases and Redemptions

Shares are directly sold by the Fund on a continuous basis.  Shares may also be purchased or sold through certain broker-dealers, financial institutions or other service providers, as described in the Fund’s Prospectuses.  The Fund does not charge any sales load or commission in connection with the purchase of shares.

Although the Fund and Adviser have established a minimum investment amount of $2,500 for Class J shares and Class R shares and $1 million for Class I shares, the Fund, in its sole discretion, may approve smaller amounts for certain investors.

The Fund reserves the right to suspend or postpone redemptions during any period when:

(1)	Trading on the New York Stock Exchange (the “NYSE”) is closed for other than customary weekend and holiday closing, or restricted as determined by the SEC;

(2)	The SEC has by order permitted the Fund to suspend redemptions; or

(3)	An emergency exists, as determined by the SEC, which makes the disposal of the Fund’s portfolio securities or a determination of the net asset value of the Fund’s shares not reasonably practicable.

The Fund may institute a policy that requires the automatic redemption of Fund shares if a shareholder’s account balance drops below a certain amount as a result of redemptions by the shareholder.  If an automatic redemption policy is adopted, the Fund may not cause a redemption to occur if the decrease in a shareholder’s account balance was caused by any reason other than a shareholder’s redemption of Fund shares.  As of the date of this SAI, the Fund has not adopted a policy imposing the automatic redemption of a shareholder’s account if it falls below a certain amount.  Authorization for adopting and implementing such a policy rests with the Fund’s Board of Directors.  The Board will enact an automatic redemption policy if it determines that it is in the best interests of the Fund and its shareholders.

 None of the Fund, the Adviser nor the transfer agent will be liable for any loss or expense of effecting redemptions upon instructions believed by them to be genuine and in accordance with the procedures described in the Fund’s Prospectuses.

Conversion Privileges

Shareholders of Class J shares have the privilege of converting their shares to Class I and Class R shares, provided that immediately after the conversion, the Class J shareholder meets the then applicable eligibility requirements for Class I or Class R shares.

Pricing of Fund Shares

As indicated in the Fund’s Prospectuses, the Fund’s net asset value (“NAV”) per share for each class of the Fund’s shares is determined as of the close of business on the NYSE (currently, 4 p.m. Eastern time) on each day the NYSE is open for trading.  The NAV will not be determined on the following holidays:  New Year’s Day, Martin Luther King, Jr.’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV per share for each class of Fund shares is computed by dividing the value of the Fund’s securities and any cash or other assets (including interest and dividends accrued but not yet received) allocated to the class, minus all liabilities (including accrued expenses) allocated to that class, by the total number of shares outstanding for the class at such time.  Expenses, including the fees payable to the Adviser, are accrued daily as is practicable.  Dividend income is recorded on the ex-dividend date and interest on bonds or other interest-bearing securities is accrued daily.

Securities that are listed on United States stock exchanges or the NASDAQ® Stock Market are valued at the last sale price or official closing price on the day the securities are valued or, if there has been no sale on that day, at the last available bid price.  Quotations are taken from the market in which the security is primarily traded.  Over-the-counter securities are valued at their current bid price.  Securities for which market quotations are not readily available are valued at fair value as determined by the Adviser by or under the direction of the Fund’s Board of Directors.  Notwithstanding the above procedures, fixed-income securities may be valued on the basis of prices provided by an established pricing service when the Board believes that such prices reflect market values.

An example of how the shares of the Fund calculated their total offering price per share as of May 31, 2007 is as follows:

Class J Shares
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$1,963,519,672	=	$28.53
68,831,645

Class I Shares
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$341,589,465	=	$28.53
11,975,006

Class R Shares
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$22,272,421	=	$28.43
783,538

TAXATION OF THE FUND

The Fund expects to qualify continuously as a regulated investment company (“RIC”) under Part I of Subchapter M of the Code.  To qualify as a RIC, the Fund must satisfy a gross income test and certain diversification tests.  Generally, shareholders of the Fund will be subject to federal income tax with respect to distributions from the Fund.  As a RIC, the Fund will generally not be subject to federal income tax to the extent the Fund distributes its net investment income and net capital gain to shareholders.

Tax Status of the Fund

To qualify as a RIC for any taxable year, the Fund must, among other things:  (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gain from sale or other disposition of stock or securities, and certain other types of income; and (b) diversify its holdings so that, at the end of each fiscal quarter: (i) the Fund holds cash, government securities, securities of other RICs and other securities that represent at least 50% of the value of all Fund assets; (ii) the other securities of any one issuer used to satisfy this 50% asset test constitute no more than 5% of the value of the assets of the Fund and 10% of the outstanding voting securities of the issuer; and (iii) no more than 25% of the value of the assets of the Fund is invested in the securities (other than government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund “controls” within the meaning of Section 851 of the Code and that meet certain other criteria.  In addition, the Fund must file, or have filed, a proper election with the Internal Revenue Service.

Generally, to be eligible for flow-through tax treatment, the Fund must distribute at least 90% of its “investment company taxable income” which includes, among other items, dividends, interest and net short-term capital gain in excess of net long-term capital loss, computed without any deduction for dividends paid.

A RIC, such as the Fund, that meets the requirements described above is taxed on its investment company taxable income to the extent such income is not distributed to the shareholders of the Fund.  In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to the Fund at corporate rates.

If the Fund retains any net long-term capital gain in excess of net short-term capital loss and pays federal income tax on such excess, it may elect to treat such capital gain as having been distributed to shareholders.  If the Fund elects this treatment, shareholders:

•	Will be taxed on such amounts as long-term capital gain;
•	May claim their proportionate share of the federal income tax paid by the Fund on such gain as a credit against their own federal income tax liabilities; and
•	Generally, will be entitled to increase the adjusted tax basis of their shares in the Fund by the difference between their pro rata shares of such gains and their tax credits.

The Fund may be liable for a special excise tax if it fails to make sufficient distributions during the calendar year.  The required distributions for each calendar year generally equal the sum of (a) 98% of the ordinary income for the calendar year plus (b) 98% of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year.  If the actual distributions are less than the required distributions, a tax of 4% applies to the difference.

If the Fund were unable to continue to qualify as a RIC for any reason, it would become liable for federal income tax on its net income (and, possibly, other taxes) for the taxable year or years in which it fails to qualify.  Moreover, except to the extent that certain dividend distributions to individuals occurring in 2003 and later are taxable at long-term capital gain rates, distributions to shareholders for such period(s) would be treated as dividends taxable at ordinary income rates to the extent of the Fund’s current and accumulated earnings and profits, even though all or part of such distributions might have qualified for treatment as long-term capital gain to shareholders had the Fund continued to qualify as a RIC.

There can be no assurance that the requirements for treatment as a RIC will be met by the Fund in all possible circumstances.

Taxation of Fund Distributions

As a result of 2003 federal tax legislation, distributions of qualified dividend income to non-corporate shareholders paid out of the Fund’s investment company taxable income in 2003 or later, may be taxable at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain.  All of the ordinary income dividends paid by a Fund will be taxable as qualified dividend income if the qualified dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year.  In the case of corporate shareholders, a portion of the distributions paid by the Fund may be eligible for the dividends-received deduction because a portion of the Fund’s income may consist of dividends paid by U.S. corporations.  Distributions properly designated by the Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund.  Any loss that is realized and allowed on redemption of shares of the Fund six months or less from the date of purchase of such shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend.  The Code contains special rules on the computation of a shareholder’s holding period for this purpose.

Distributions will be taxable as described above, whether paid in shares or in cash.  Each distribution will be accompanied by a brief explanation of the form and character of the distribution.  Shareholders will be notified annually as to the federal income tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the NAV of the shares received.

A distribution may be taxable to a shareholder even if the distribution reduces the NAV of the shares held below their cost (and is, in an economic sense, a return of the shareholder’s capital).  This is more likely when shares are purchased shortly before an annual distribution of capital gain or other earnings.

Other Tax Considerations

The Fund must obtain from each shareholder a certification of the shareholder’s taxpayer identification number and certain other information.  The Fund will not accept an investment to establish a new account that does not comply with this requirement.  If a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold a percentage of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service for credit toward the shareholder’s federal income taxes.  A shareholder’s failure to provide a correct social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service.  In addition, that failure may subject the Fund to a separate penalty of $50.  This penalty will be charged against the shareholder’s account, which may then be closed.  Any such closure of the account may result in a capital gain or loss to the shareholder.

If the Fund declares a dividend in October, November or December payable to the shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared.  Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

The Code allows the deduction by certain individuals, trusts, and estates of “miscellaneous itemized deductions” only to the extent that such deductions exceed 2% of the taxpayer’s adjusted gross income.  The limit on miscellaneous itemized deductions does not apply, however, with respect to the expenses incurred by any “publicly offered regulated investment company.”  The Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933, as amended).  Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by the Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds payable to the shareholder are more or less than the shareholder’s adjusted basis for the redeemed shares.

Additional Information

The foregoing summary and the summary of the tax consequences of an investment in the Fund included in the Prospectus under “Dividends, Distributions and Taxes” are necessarily general and abbreviated.  No attempt has been made to present a complete or detailed explanation of tax matters.  Furthermore, the provisions of the statutes and regulations on which these summaries are based are subject to prospective or retroactive change by legislative or administrative action.  State and local taxes are beyond the scope of this discussion.  Prospective investors in the Fund should consult their own tax advisers regarding federal, state or local tax matters.

PERFORMANCE INFORMATION

The Fund’s Prospectus contains a brief description of how the Fund’s total return is calculated.  Total return is the total of all income (less expenses) and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in value of the original investment, expressed as a percentage of the purchase price.

Average Annual Total Returns (Before Taxes)

Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund).  These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value.  These rates of return are calculated pursuant to the following formula:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	the average annual total return
n	=	the number of years and
ERV	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) for Class J shares are calculated according to the following formula:

P(1 + T)n = ATVD

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	the average annual total return
n	=	the number of years and
ATVD	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution, not after taxes on redemption.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemptions) for Class J shares are calculated according to the following formula:

P(1 + T)n = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	the average annual total return
n	=	the number of years and
ATVDR	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution and redemption.

GENERAL INFORMATION

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202 has been selected as the independent registered public accounting firm for the Fund for its fiscal year ending May 31, 2007.  In addition to reporting annually on the financial statements of the Fund, PricewaterhouseCoopers LLP will review certain of the Fund’s filings that are filed with the SEC.

Limitation of Director Liability

The Fund’s Articles of Incorporation and Bylaws include provisions that limit the personal liability of the Fund’s directors to the Fund or its shareholders for monetary damages for conduct as a director.  The provisions eliminate such liability to the fullest extent permitted by law.  Oregon law permits elimination of such liability, except in the following cases:  (i) any breach of the director’s duty of loyalty to the Fund or its shareholders; (ii) acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law; (iii) any unlawful distribution, as defined by Oregon law; or (iv) any transaction from which the director derived an improper personal benefit.  The general effect of the provisions is to eliminate monetary damages as one of the remedies available to shareholders for enforcement of a director’s duty of care.

Registration Statement

This SAI and the Fund’s Prospectuses do not contain all the information included in the Fund’s Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the shares offered hereby.  Certain portions of the Registration Statement have been omitted from the Prospectuses and SAI pursuant to the rules and regulations of the SEC.  The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained in this SAI and the Fund’s Prospectuses as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the Registration Statement, including exhibits, and each such statement is qualified in all respects by this reference.

Financial Statements

The audited financial statements of the Fund for the fiscal year ended May 31, 2007 and the report of the Fund’s independent registered public accounting firm in connection therewith, are included in the Fund’s 2007 Annual Report to Shareholders, as filed with the Securities and Exchange Commission on Form N-CSR on August 7, 2007, which is incorporated by reference into this SAI.  A copy of the Annual Report to Shareholders is supplied with this SAI.

APPENDIX A

COMMERCIAL PAPER RATINGS

Prime 1 (P-1) and A-1 are the highest commercial paper ratings issued by Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”), respectively.

Description of Moody’s Commercial Paper Ratings

Issuers within the Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of certain factors.  Among the factors considered by Moody’s in assigning ratings are the following:

(1)	Evaluation of the management of the issuer;
(2)	Economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks that may be inherent in certain areas;
(3)	Evaluation of the issuer’s products in relation to competition and customer acceptance;
(4)	Liquidity;
(5)	Amount and quality of long-term debt;
(6)	Trend of earnings over a period of ten years;
(7)	Financial strength of a parent company and the relationships which exist with the issuer; and
(8)	Recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet obligations.

Description of S&P’s Commercial Paper Ratings

An issuer’s commercial paper rated A by S&P has the following characteristics:

(1)	Liquidity ratios are adequate to meet cash requirements;
(2)	Long-term senior debt of the issuer should be rated A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB;
(3)	The issuer has access to at least two additional channels of borrowing;
(4)	Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
(5)
Typically, the issuer’s industry should be well established and the issuer should have a strong position in the industry, and the reliability and quality of management should be unquestioned.  Commercial paper rated A is  further referred to by the use of numbers 1, 2 and 3 to denote relative strength within this highest classification, with “1” being the highest rating.

Appendix - 1

THE JENSEN PORTFOLIO, INC.

PART C
OTHER INFORMATION

Item 23. Exhibits

(a)
Amended and Restated Articles of Incorporation is herein incorporated by reference from the Post Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 25, 2003.

(b)
Amended and Restated Bylaws is herein incorporated by reference from the Post Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 18, 2001.

(c)	Instruments Defining Rights of Security Holders is herein incorporated by reference to the Registrant’s Articles of Incorporation and the Bylaws.

(d)
Investment Advisory Agreement dated February 28, 2007 is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2007.

(e)
Amendment to the Distribution Agreement dated July 27, 2006 is herein incorporated by reference from the Post Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 26, 2006.

(f)	Bonus or Profit Sharing Contracts – Not Applicable.

(g)
Amendment to the Custodian Agreement dated July 27, 2006 is herein incorporated by reference from the Post Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 26, 2006.

(h)	Other Material Contracts

(1)
Amendment to the Transfer Agent Servicing Agreement dated July 27, 2006 is herein incorporated by reference from the Post Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 26, 2006.

(2)
Amendment to the Fund Accounting Servicing Agreement dated July 27, 2006 is herein incorporated by reference from the Post Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 26, 2006.

(3)
Amendment to the Fund Administration Servicing Agreement dated July 27, 2006 is herein incorporated by reference from the Post Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 26, 2006.

(4)
Amended Shareholder Servicing Plan for the Class I shares is herein incorporated by reference from the Post Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2005.

(5)
Power of Attorney dated September 26, 2007 is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2007.

(i)
Opinion and Consent of Legal Counsel to Registrant is herein incorporated by reference from the Post Effective Amendment No. 9 to the Fund’s Registration Statement filed with the Securities and Exchange Commission on September 27, 1999.

(j)
Consent of PricewaterhouseCoopers, LLP is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2007.

(k)	All Financial Information Omitted From Item 22 – Not Applicable.

(l)
Initial Capital Agreements is herein incorporated by reference to Exhibit 13 of Post-Effective Amendment No. 7 to the Fund’s Registration Statement filed with the Securities and Exchange Commission on September 23, 1998.

(m)
Amended and Restated Distribution and Shareholder Servicing Plan (Rule 12b-1 Plan) is herein incorporated by reference from the Post Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 25, 2003.

(n)
Rule 18f-3 Multiple Class Plan dated June 1, 2007 is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2007.

(o)	Reserved

(p)
Combined Code of Ethics is herein incorporated by reference from the Post Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2005.

Item 24. Persons Controlled by or Under Common Control with Registrant

 See “Control Persons and Principal Shareholders” in the Statement of Additional Information.

The Registrant is controlled by its Board of Directors.  Jensen Investment Management, Inc., an Oregon corporation, acts as the investment adviser to Registrant under the terms of an investment advisory contract with the Registrant.  See “Management of the Fund” and “Investment Advisory and Other Services” in the Statement of Additional Information.

Item 25. Indemnification

The Fund’s Articles of Incorporation and Bylaws provide for the indemnification of any person, to the fullest extent permitted by law, for all liabilities (including attorney fees, judgments, fines and amounts paid in settlement) actually and reasonably incurred in connection with any actual or threatened proceeding (including, to the extent permitted by law, any derivative action) by reason of the fact that the person is or was serving as a director or officer of the Fund.  The indemnity does not cover liability arising out of a breach of the duty of loyalty, acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law, acts in which an improper personal benefit is derived, the unlawful payment of dividends or purchases of stock, or if a court determines that such indemnification is not lawful.

Item 26. Business and Other Connections of Investment Adviser

In addition to acting as the investment adviser to the Fund, Jensen Investment Management, Inc. provides investment management services to institutional and individual investors.  Information regarding the businesses of the Adviser and its officers and directors is set forth under “Management of the Fund” in the prospectus and under “Management of the Fund” and “Investment Advisory and Other Services” in the Statement of Additional Information and is incorporated herein by reference.

Item 27.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Global Equity Fund, Inc.
Allied Asset Advisors Funds	Julius Baer Investment Funds
Alpine Equity Trust	Kensington Funds
Alpine Income Trust	Keystone Mutual Funds
Alpine Series Trust	Kiewit Investment Fund, LLLP
Brandes Investment Trust	Kirr Marbach Partners Funds, Inc
Brandywine Blue Funds, Inc.	LKCM Funds
Brazos Mutual Funds	Masters' Select Funds Trust
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Balanced Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo High Yield Fund, Inc.	MP63 Fund, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Small Cap Fund, Inc.	Permanent Portfolio Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Perritt Funds, Inc.
Country Mutual Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Cullen Funds Trust	Primecap Odyssey Funds
Empiric Funds, Inc.	Professionally Managed Portfolios
Everest Funds	Prospector Funds, Inc.
Fairholme Funds, Inc.	Prudent Bear Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Quaker Investment Trust
First American Strategy Funds, Inc.	Rainier Investment Management Mutual Funds
Fort Pitt Capital Funds	Rockland Funds Trust
Glenmede Fund, Inc.	Summit Mutual Funds, Inc.
Glenmede Portfolios	Thompson Plumb Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Underlying Funds Trust
Hennessy Funds Trust	USA Mutuals Funds
Hennessy Funds, Inc.	Wexford Trust
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	None
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)          Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, is maintained by the Registrant at 5300 Meadows Road, Suite 250 Lake Oswego, Oregon 97035-8234, except for those maintained by the Registrant’s custodian U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212 and the Registrant’s administrator, transfer agent and dividend disbursement agent, U.S. Bancorp Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual Report to Shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lake Oswego and the State of Oregon on July 30, 2008.

THE JENSEN PORTFOLIO, INC.

By: /s/ Robert D. McIver
Robert D. McIver, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 22 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Val E. Jensen*	Chairman and Director	July 30, 2008
Val E. Jensen

/s/Robert D. McIver	President	July 30, 2008
Robert D. McIver	(Chief Executive Officer)

Brian S. Ferrie*	Treasurer and Chief Compliance Officer	July 30, 2008
Brian S. Ferrie	(Principal Accounting Officer)

Robert F. Zagunis*	Vice President	July 30, 2008
Robert F. Zagunis

Robert G. Millen*	Vice President and Secretary	July 30, 2008
Robert G. Millen

Gary W. Hibler*	Director	July 30, 2008
Gary W. Hibler

Robert E. Harold*	Director	July 30, 2008
Robert E. Harold

Thomas L. Thomsen, Jr.*	Director	July 30, 2008
Thomas L. Thomsen, Jr.

Roger A. Cooke*	Director	July 30, 2008
Roger A. Cooke

Kenneth Thrasher*	Director	July 30, 2008
Kenneth Thrasher

*By: /s/ Robert D. McIver
Robert D. McIver, Attorney-In Fact